UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1236

DWS Balanced Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Balanced Fund

	Shares	Value ($)

Common Stocks 56.0%
Consumer Discretionary 5.0%
Auto Components 0.2%
Bridgestone Corp.	1,000	17,374
Compagnie Generale des Etablissements Michelin "B"	332	23,972
Cooper Tire & Rubber Co.	34,900	515,124
Denso Corp.	700	20,676
Magna International, Inc. "A"	1,200	60,710
Minth Group Ltd.	549,000	524,203
Modine Manufacturing Co.	2,200	16,830
Stanley Electric Co., Ltd.	600	12,454
Tianneng Power International Ltd.	684,000	308,901

Xinyi Glass Holdings Co., Ltd.	670,000	585,274

		2,085,518
Automobiles 0.3%
Bayerische Motoren Werke (BMW) AG	857	39,613
Daimler AG (Registered)	25,311	1,171,380
Fiat SpA*	9,766	108,293
Honda Motor Co., Ltd.	2,400	77,358
Mazda Motor Corp.	3,000	7,863
Mitsubishi Motors Corp.*	8,000	14,795
Nissan Motor Co., Ltd.	3,000	21,844
PSA Peugeot Citroen*	354	10,737
Suzuki Motor Corp.	600	15,155
Toyota Motor Corp.	28,700	1,210,177
Volkswagen AG	237	85,212

		2,762,427
Distributors 0.2%
Genuine Parts Co.	52,355	1,854,414
Jardine Cycle & Carriage Ltd.	5,000	81,993
Li & Fung Ltd.	36,000	106,141

		2,042,548
Diversified Consumer Services 0.1%
Brink's Home Security Holdings, Inc.*	3,900	116,298
Capella Education Co.*	4,500	289,620
Grand Canyon Education, Inc.*	4,100	71,791
Lincoln Educational Services Corp.*	20,100	409,236
Steiner Leisure Ltd.*	3,800	120,498

		1,007,443
Hotels Restaurants & Leisure 1.0%
Accor SA	479	20,447
Ambassadors Group, Inc.	2,700	41,823
Bob Evans Farms, Inc.	16,600	481,732
Buffets Restaurants Holdings, Inc.*	10,360	12,950
Burger King Holdings, Inc.	41,286	702,688
Carnival Corp. (Units)	82,782	2,317,068
Carrols Restaurant Group, Inc.*	2,500	16,925
Compass Group PLC	6,414	34,553
Cracker Barrel Old Country Store, Inc.	7,200	207,792
Crown Ltd.	7,270	45,602
Darden Restaurants, Inc.	30,600	991,134
Genting Singapore PLC*	130,000	76,330
Hiday Hidaka Corp.	8,800	97,649
Isle of Capri Casinos, Inc.*	4,700	55,883
Ladbrokes PLC	2,594	7,605
Lottomatica SpA	972	20,573
Marriott International, Inc. "A"	46,883	1,009,868
McDonald's Corp.	70,000	3,854,200
OPAP SA	8,682	208,509
P.F. Chang's China Bistro, Inc.* (a)	14,200	481,522
Paddy Power PLC	16,905	420,597
PartyGaming PLC*	46,664	199,552
REXLot Holdings Ltd.*	5,975,000	531,964
Shangri-La Asia Ltd.	18,000	28,568
Sodexo	268	14,110
TABCORP Holding Ltd.	11,363	68,805
Tatts Group Ltd.	21,853	44,778

Whitbread PLC	725	10,482

		12,003,709
Household Durables 0.2%
Advanced Digital Broadcast Holdings SA (Registered)*	4,313	176,774
Electrolux AB "B"*	2,600	48,642
Garmin Ltd. (a)	26,200	724,692
Husqvarna AB "B"*	2,800	17,655
La-Z-Boy, Inc.	16,500	111,705
NVR, Inc.*	500	300,575
Panasonic Corp.	3,000	47,556
Rational AG	2,400	294,182
Ryland Group, Inc.	9,000	179,730
Sharp Corp.	1,000	11,128
Sony Corp.	1,500	42,404
Tupperware Brands Corp.	14,600	497,422

		2,452,465
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	14,400	1,234,944
Leisure Equipment & Products 0.1%
Hasbro, Inc.	33,000	874,500
Nikon Corp.	1,000	20,100
RC2 Corp.*	1,300	19,851
Smith & Wesson Holding Corp.* (a)	69,200	419,352
Sturm, Ruger & Co., Inc. (a)	18,000	224,640

		1,558,443
Media 1.0%
Aegis Group PLC	124,036	170,937
British Sky Broadcasting Group PLC	4,143	37,787
Carmike Cinemas, Inc.*	4,300	40,850
Cinemark Holdings, Inc.	9,100	100,919
Comcast Corp. "A"	194,000	2,882,840
DISH Network Corp. "A"*	63,400	1,074,630
Fairfax Media Ltd.	40,770	50,295
Gestevision Telecinco SA	1,501	17,115
JC Decaux SA*	20,387	418,284
Lagardere SCA	340	12,699
Marvel Entertainment, Inc.*	2,000	79,120
Mediacom Communications Corp. "A"*	80,300	384,637
Mediaset SpA	10,772	65,136
Pearson PLC	3,225	37,360
Publicis Groupe	417	14,823
Reed Elsevier NV	42,639	446,927
Reed Elsevier PLC	3,294	23,289
Scripps Networks Interactive "A"	20,900	674,652
SES "A" (FDR)	606	11,971
Shaw Communications, Inc. "B"	2,600	45,640
Singapore Press Holdings Ltd.	67,000	167,133
Television Broadcasts Ltd.	5,000	21,839
Thomson Reuters Corp.	5,000	161,476
Time Warner Cable, Inc.	58,636	1,938,506
Time Warner, Inc.	71,600	1,908,856
Vertis Holdings, Inc.*	5,114	0
Vivendi	1,276	32,782
Wolters Kluwer NV	17,751	349,147

WPP PLC	4,008	30,915
Yellow Pages Income Fund (Units)	2,800	12,975

		11,213,540
Multiline Retail 0.2%
Canadian Tire Corp., Ltd. "A"	600	30,121
Family Dollar Stores, Inc.	5,200	163,384
Kohl's Corp.*	34,790	1,689,055
Macy's, Inc.	60,200	837,382
Marks & Spencer Group PLC	3,639	21,017
PPR	179	19,949

		2,760,908
Specialty Retail 1.0%
Advance Auto Parts, Inc.	10,500	485,415
Aeropostale, Inc.*	11,700	425,880
American Eagle Outfitters, Inc.	20,300	292,117
Asbury Automotive Group, Inc.*	11,500	160,885
AutoNation, Inc.* (a)	16,400	339,152
Barnes & Noble, Inc. (a)	42,200	971,866
Big 5 Sporting Goods Corp.	14,100	183,300
Cato Corp. "A"	24,200	481,096
Dress Barn, Inc.* (a)	2,500	38,975
Esprit Holdings Ltd.	17,900	128,648
Foot Locker, Inc.	111,800	1,238,744
Gymboree Corp.*	7,300	290,394
Hennes & Mauritz AB "B"	16,258	966,558
Home Depot, Inc.	5,600	145,264
Industria de Diseno Textil SA	3,754	201,931
J. Crew Group, Inc.*	3,600	101,376
Jos. A. Bank Clothiers, Inc.*	12,900	472,011
Kingfisher PLC	6,218	22,098
Lowe's Companies, Inc.	42,300	950,058
Nitori Co., Ltd.	3,300	236,449
Office Depot, Inc.*	28,600	130,130
Ross Stores, Inc.	1,900	83,771
Stage Stores, Inc.	8,200	102,336
The Buckle, Inc. (a)	15,050	465,647
The Finish Line, Inc. "A"	20,300	176,610
TJX Companies, Inc.	45,500	1,648,465
Tractor Supply Co.*	11,400	546,858
Urban Outfitters, Inc.*	13,700	329,348

		11,615,382
Textiles, Apparel & Luxury Goods 0.6%
Billabong International Ltd.	772	5,940
Carter's, Inc.*	18,100	512,954
Coach, Inc.	15,400	455,686
Compagnie Financiere Richemont SA "A"	32,702	803,588
Deckers Outdoor Corp.*	3,300	223,113
Fuqi International, Inc.*	8,900	215,469
G-III Apparel Group Ltd.*	9,200	111,228
Jones Apparel Group, Inc.	4,600	63,296
Luxottica Group SpA*	1,559	39,019
LVMH Moet Hennessy Louis Vuitton SA	524	47,269
Maidenform Brands, Inc.*	2,600	35,958
NIKE, Inc. "B"	48,000	2,718,720

Steven Madden Ltd.*	15,400	493,724
Swatch Group AG (Bearer)	332	60,674
Timberland Co. "A"*	9,100	124,124
VF Corp.	19,571	1,266,048
Yue Yuen Industrial (Holdings) Ltd.	12,500	33,952

		7,210,762
Consumer Staples 5.8%
Beverages 0.8%
Anheuser-Busch InBev NV	5,043	200,647
Asahi Breweries Ltd.	4,900	77,934
C&C Group PLC	145,724	425,786
Carlsberg AS "B"	18,585	1,289,464
Central European Distribution Corp.*	10,500	301,455
Coca-Cola Amatil Ltd.	2,452	19,133
Coca-Cola Bottling Co. Consolidated	1,000	56,520
Coca-Cola Co.	8,900	443,576
Coca-Cola Hellenic Bottling Co. SA	12,100	275,938
Coca-Cola West Co., Ltd.	1,700	33,290
Diageo PLC	4,533	71,027
Foster's Group Ltd.	9,498	42,816
Heineken Holding NV	719	24,749
Heineken NV	2,701	107,831
Kirin Holdings Co., Ltd.	10,000	149,643
National Beverage Corp.*	3,700	39,479
PepsiCo, Inc.	100,646	5,711,661
Pernod Ricard SA	1,816	141,117
SABMiller PLC	1,148	26,598
Sapporo Holdings Ltd.	7,000	42,314

		9,480,978
Food & Staples Retailing 1.6%
AEON Co., Ltd.	10,100	98,198
Alimentation Couche-Tard, Inc. "B"	1,900	30,019
Carrefour SA	6,048	283,907
Casino Guichard-Perrachon SA	562	38,729
Colruyt SA	158	35,356
CVS Caremark Corp.	65,247	2,184,470
Delhaize Group	718	51,342
FamilyMart Co., Ltd.	1,000	32,549
Koninklijke Ahold NV	15,062	171,292
Kroger Co.	146,433	3,130,737
Loblaw Companies Ltd.	1,100	34,922
Metro AG	4,735	274,203
Metro, Inc. "A"	1,400	43,862
Seven & I Holdings Co., Ltd.	28,800	675,678
Shoppers Drug Mart Corp.	2,200	91,921
SUPERVALU, Inc.	67,200	996,576
Sysco Corp.	137,600	3,269,376
Tesco PLC	11,057	67,878
The Andersons, Inc.	14,100	454,302
Uny Co., Ltd.	5,000	40,793
Wal-Mart Stores, Inc.	125,900	6,279,892
Walgreen Co.	15,700	487,485
Weis Markets, Inc.	1,900	62,833
Wesfarmers Ltd.	4,643	100,380

Wesfarmers Ltd. (PPS)	978	21,136
William Morrison Supermarkets PLC	5,191	23,369
Woolworths Ltd.	5,367	122,317

		19,103,522
Food Products 1.4%
Ajinomoto Co., Inc.	8,000	76,766
Archer-Daniels-Midland Co.	120,000	3,614,400
Bunge Ltd. (a)	19,100	1,336,427
Cadbury PLC	3,264	32,223
Campbell Soup Co.	16,800	521,304
DANONE SA	4,907	263,287
Darling International, Inc.*	33,500	236,510
Diamond Foods, Inc.	12,500	352,500
General Mills, Inc.	23,690	1,395,578
Green Mountain Coffee Roasters, Inc.* (a)	5,350	376,854
J & J Snack Foods Corp.	10,600	459,404
Kellogg Co.	65,376	3,105,360
Kikkoman Corp.	3,000	35,097
Kraft Foods, Inc. "A"	34,957	990,681
Lancaster Colony Corp.	3,800	173,052
Lindt & Spruengli AG (Registered)	1	23,890
Meiji Holdings Co., Ltd.*	1,000	40,370
Nestle SA (Registered)	47,310	1,947,030
Nippon Meat Packers, Inc.	3,000	36,777
Nisshin Seifun Group, Inc.	3,000	36,491
Nissin Foods Holdings Co., Ltd.	500	15,958
REI Agro Ltd.	3,900	5,397
Saputo, Inc.	2,100	45,889
Suedzucker AG	2,735	57,459
SunOpta, Inc.*	102,700	232,102
Toyo Suisan Kaisha Ltd.	1,000	24,993
Unilever NV (CVA)	19,599	535,503
Unilever PLC	1,816	47,930
Viterra, Inc.*	3,000	25,259
Yakult Honsha Co., Ltd.	700	15,424
Yamazaki Baking Co., Ltd.	2,000	25,131

		16,085,046
Household Products 1.0%
Central Garden & Pet Co. "A"*	1,300	14,677
Church & Dwight Co., Inc.	9,900	583,902
Colgate-Palmolive Co.	40,340	2,922,230
Energizer Holdings, Inc.*	24,800	1,588,688
Henkel AG & Co. KGaA	5,066	159,430
Kao Corp.	6,000	136,011
Kimberly-Clark Corp.	66,100	3,863,545
Procter & Gamble Co.	38,150	2,117,706
Reckitt Benckiser Group PLC	568	27,288
Unicharm Corp.	400	32,380

		11,445,857
Personal Products 0.1%
Beiersdorf AG	3,852	193,971
Chattem, Inc.*	3,900	244,413
China Sky One Medical, Inc.* (a)	26,900	413,991
L'Oreal SA	2,257	195,620

Mead Johnson Nutrition Co. "A"	3,900	141,999
Shiseido Co., Ltd.	5,000	81,585

		1,271,579
Tobacco 0.9%
Altria Group, Inc.	181,203	3,176,489
British American Tobacco PLC	1,926	59,777
Imperial Tobacco Group PLC	1,171	33,469
Japan Tobacco, Inc.	52	150,573
Lorillard, Inc.	18,100	1,334,332
Philip Morris International, Inc.	100,756	4,695,230
Reynolds American, Inc.	14,300	622,193

		10,072,063
Energy 6.1%
Energy Equipment & Services 1.7%
AMEC PLC	59,699	703,056
Cal Dive International, Inc.*	49,500	442,035
Cameron International Corp.*	60,800	1,898,784
Dawson Geophysical Co.*	5,000	152,050
Dresser-Rand Group, Inc.*	19,700	573,467
ENSCO International, Inc.	41,759	1,582,248
Exterran Holdings, Inc.*	7,300	126,947
Geokinetics, Inc.*	16,100	234,094
John Wood Group PLC	53,093	236,800
Lamprell PLC	102,012	178,500
Noble Corp.	37,757	1,278,452
Oil States International, Inc.*	4,300	116,616
Parker Drilling Co.*	98,500	455,070
Prosafe Production Public Ltd.*	64,800	121,577
ProSafe SE	41,740	218,933
Rowan Companies, Inc.	67,600	1,441,908
Saipem SpA	33,527	907,934
SBM Offshore NV	30,702	587,253
Schlumberger Ltd.	48,450	2,592,075
Seadrill Ltd.	3,500	56,188
Shinko Plantech Co., Ltd.	49,200	403,999
Tecnicas Reunidas SA	5,436	269,783
Tenaris SA	1,045	15,848
Transocean Ltd.*	47,030	3,747,821
Union Drilling, Inc.*	3,400	24,310
Willbros Group, Inc.*	32,800	452,312
WorleyParsons Ltd.	832	17,960

		18,836,020
Oil, Gas & Consumable Fuels 4.4%
Alpha Natural Resources, Inc.*	14,000	466,340
Anadarko Petroleum Corp.	34,100	1,643,620
BG Group PLC	49,533	826,597
BP PLC	12,302	102,174
Canadian Natural Resources Ltd.	600	36,070
Chevron Corp.	51,853	3,602,228
ConocoPhillips	128,220	5,604,496
Cosmo Oil Co., Ltd.	12,000	35,889
Devon Energy Corp.	55,947	3,249,961
EnCana Corp.	800	42,909
Encore Acquisition Co.*	25,400	904,240

Eni SpA	8,767	204,053
EXCO Resources, Inc.*	24,700	339,378
ExxonMobil Corp. (a)	158,465	11,154,351
Forest Oil Corp.*	31,700	534,145
Gazprom (ADR)	48,400	999,460
Hess Corp.	23,100	1,275,120
Idemitsu Kosan Co., Ltd.	400	33,437
Imperial Oil Ltd.	1,000	40,056
INPEX Corp.	10	76,513
Japan Petroleum Exploration Co., Ltd.	800	39,482
LUKOIL (ADR)	8,800	440,000
Marathon Oil Corp.	101,418	3,270,731
Murphy Oil Corp.	28,800	1,676,160
Neste Oil Oyj	358	5,062
Nexen, Inc.	61,160	1,272,683
Nippon Mining Holdings, Inc.	11,000	52,312
Nippon Oil Corp.	16,000	84,882
Noble Energy, Inc.	27,695	1,692,718
Occidental Petroleum Corp.	18,000	1,284,120
OMV AG	7,340	291,358
Origin Energy Ltd.	6,248	75,770
Petro-Canada	600	24,780
PetroChina Co., Ltd. "H"	537,111	639,678
Petroleum Development Corp.*	25,900	436,156
Repsol YPF SA	13,723	318,622
Royal Dutch Shell PLC "A"	2,896	76,048
Royal Dutch Shell PLC "B"	2,321	60,250
Santos Ltd.	4,665	56,651
Showa Shell Sekiyu KK	4,800	53,719
Southwestern Energy Co.*	1,100	45,573
St. Mary Land & Exploration Co. (a)	17,700	422,499
StatoilHydro ASA	10,900	232,957
Suncor Energy, Inc.	62,378	2,025,816
Sunoco, Inc.	66,544	1,642,971
Teekay Corp.	32,400	576,720
Tesoro Corp.	23,900	312,851
TonenGeneral Sekiyu KK	4,000	38,214
Total SA	4,278	237,251
Tullow Oil PLC	1,051	17,355
Ultra Petroleum Corp.*	21,800	961,816
Venoco, Inc.*	51,500	455,260
Williams Companies, Inc.	27,600	460,644
Woodside Petroleum Ltd.	20,251	774,017

		51,226,163
Financials 7.6%
Capital Markets 1.9%
Affiliated Managers Group, Inc.*	3,700	244,274
Ameriprise Financial, Inc.	21,567	599,563
Ashmore Group PLC	126,275	444,021
Bank of New York Mellon Corp.	111,600	3,051,144
BGC Partners, Inc. "A"	34,100	155,837
Calamos Asset Management, Inc. "A"	1,800	24,768
Charles Schwab Corp.	39,300	702,291
Credit Suisse Group AG (Registered)	22,127	1,045,631

Daiwa Securities Group, Inc.	3,000	17,754
Duff & Phelps Corp. "A"	11,700	212,121
Franklin Resources, Inc.	22,300	1,977,564
ICAP PLC	28,759	218,104
IGM Financial, Inc.	400	16,705
Jefferies Group, Inc.*	15,600	356,616
KBW, Inc.*	17,600	513,744
Knight Capital Group, Inc. "A"*	29,900	555,243
Lazard Ltd. "A"	18,700	691,713
Man Group PLC	1,445	6,680
Marfin Investment Group SA*	5,032	21,086
Morgan Stanley	88,807	2,530,999
Nomura Holdings, Inc.	4,000	35,044
Northern Trust Corp.	10,883	650,912
Partners Group Holding AG	3,700	389,510
Penson Worldwide, Inc.* (a)	8,900	103,863
Prospect Capital Corp.	2,097	20,970
T. Rowe Price Group, Inc.	44,700	2,087,937
The Goldman Sachs Group, Inc.	23,800	3,886,540
UBS AG (Registered)*	74,620	1,089,990
Waddell & Reed Financial, Inc. "A"	16,100	456,757

		22,107,381
Commercial Banks 1.9%
1st Source Corp.	3,100	51,181
Alpha Bank AE*	31,166	410,893
Anglo Irish Bank Corp. PLC	36,330	11,237
Australia & New Zealand Banking Group Ltd.	2,816	43,641
Banca Carige SpA	3,091	8,807
Banco Bilbao Vizcaya Argentaria SA	5,730	94,083
Banco de Sabadell SA	2,031	13,548
Banco Latinoamericano de Comercio Exterior SA "E"	21,900	281,853
Banco Popular Espanol SA	1,810	16,343
Banco Santander SA	90,429	1,309,506
Bank of Cyprus PCL	5,106	33,695
Bank of East Asia Ltd.	6,600	21,971
Bank of Hawaii Corp.	3,700	141,969
Bank of Nova Scotia	1,100	46,890
Barclays PLC	6,490	32,773
BNP Paribas	15,316	1,116,599
BOC Hong Kong (Holdings) Ltd.	15,500	33,000
Cardinal Financial Corp.	14,600	113,734
China Construction Bank Corp. "H"	672,600	542,416
Chuo Mitsui Trust Holdings, Inc.	2,000	6,975
Commerce Bancshares, Inc.	3,500	128,310
Commonwealth Bank of Australia	1,183	42,346
Credit Agricole SA	1,918	27,378
Cullen/Frost Bankers, Inc.	10,661	512,048
Danske Bank AS*	8,230	171,304
DBS Group Holdings Ltd.	6,000	57,868
Dexia SA*	5,663	44,482
DnB NOR ASA*	110,200	958,988
EFG Eurobank Ergasias*	2,665	34,908
Erste Group Bank AG	4,888	170,618
Hang Seng Bank Ltd.	1,500	24,368
Home Bancshares, Inc.	2,400	52,224

HSBC Holdings PLC	112,442	1,137,773
Industrial & Commercial Bank of China Ltd. "H"	1,124,066	809,322
Intesa Sanpaolo*	19,219	71,564
KBC Groep NV*	1,772	37,783
KeyCorp	106,663	616,512
Lloyds Banking Group PLC	784,462	1,113,844
M&T Bank Corp.	10,900	635,688
Marshall & Ilsley Corp.	85,000	513,400
Mitsubishi UFJ Financial Group, Inc.	16,900	101,087
Mizuho Financial Group, Inc.	18,000	40,898
Mizuho Trust & Banking Co., Ltd.*	10,000	12,893
National Australia Bank Ltd.	2,506	50,993
National Bank of Canada	400	21,577
National Bank of Greece SA*	2,072	60,482
NBT Bancorp., Inc.	8,800	201,872
Nordea Bank AB	12,016	116,563
Oriental Financial Group, Inc.	32,300	455,753
Oversea-Chinese Banking Corp., Ltd.	9,000	48,904
Park National Corp. (a)	6,800	433,500
Peoples Bancorp., Inc.	1,400	25,634
Piraeus Bank SA	2,989	35,530
PNC Financial Services Group, Inc.	7,200	263,952
Prosperity Bancshares, Inc.	15,700	526,107
Raiffeisen International Bank-Holding AG	1,702	75,954
Regions Financial Corp.	75,700	334,594
Resona Holdings, Inc.	900	13,297
Royal Bank of Canada	900	42,842
Santander BanCorp.*	13,200	79,992
Shinsei Bank Ltd.*	9,000	13,316
Skandinaviska Enskilda Banken AB "A"*	5,129	28,645
Societe Generale	645	41,415
Southside Bancshares, Inc.	18,500	418,840
Standard Chartered PLC	1,984	47,094
Sumitomo Mitsui Financial Group, Inc.	1,300	55,641
Sumitomo Trust & Banking Co., Ltd.	3,000	16,423
SunTrust Banks, Inc.	24,300	473,850
Svenska Handelsbanken AB "A"	2,800	68,487
The Bancorp., Inc.*	5,800	41,702
The Bank of Yokohama Ltd.	2,000	10,843
The Shizuoka Bank Ltd.	3,000	29,548
Tompkins Financial Corp.	8,200	364,736
Toronto-Dominion Bank	900	52,726
Trustmark Corp.	22,800	453,720
Umpqua Holdings Corp.	46,600	452,020
UniCredit SpA*	338,764	992,236
United Overseas Bank Ltd.	2,000	24,570
US Bancorp.	42,400	865,384
Wells Fargo & Co.	52,400	1,281,704
Westamerica Bancorp.	600	31,356
Westpac Banking Corp.	2,232	40,489
Wing Hang Bank Ltd.	64,000	613,157
Wintrust Financial Corp.	22,100	577,915

		21,430,083
Consumer Finance 0.1%
AEON Credit Service Co., Ltd.	4,100	46,709

AmeriCredit Corp.* (a)	23,300	365,577
Credit Saison Co., Ltd.	600	7,837
Discover Financial Services	30,500	362,340
Nelnet, Inc. "A"*	30,500	435,845

		1,218,308
Diversified Financial Services 1.3%
Bank of America Corp.	368,396	5,448,577
Citigroup, Inc.	135,700	430,169
Deutsche Boerse AG	429	33,997
Encore Capital Group, Inc.*	10,300	127,308
Financiere Marc de Lacharriere SA	6,255	329,864
Fortis*	302,038	1,175,250
Groupe Bruxelles Lambert SA	888	70,472
Hellenic Exchanges SA	22,200	287,939
Hong Kong Exchanges & Clearing Ltd.	2,700	50,829
ING Groep NV (CVA)	62,607	802,925
IntercontinentalExchange, Inc.*	8,600	808,916
Investor AB "B"	2,110	37,574
JPMorgan Chase & Co.	98,047	3,789,517
Medallion Financial Corp.	4,600	36,110
Mitsubishi UFJ Lease & Finance Co., Ltd.	310	9,501
MSCI, Inc. "A"*	9,265	258,957
NYSE Euronext	28,076	756,648
PHH Corp.*	27,000	494,910
Pohjola Bank PLC "A"	3,799	39,527
Singapore Exchange Ltd.	5,000	30,296

		15,019,286
Insurance 1.5%
Aegon NV	9,855	72,451
Allianz SE (Registered)	6,410	632,223
Allied World Assurance Co. Holdings Ltd.	7,600	330,296
Allstate Corp.	92,133	2,479,299
American Equity Investment Life Holding Co.	54,900	397,476
AMP Ltd.	3,058	14,373
Aon Corp.	9,600	378,720
Assicurazioni Generali SpA	2,468	56,247
Assurant, Inc.	59,917	1,529,082
Assured Guaranty Ltd. (a)	33,800	472,186
Aviva PLC	1,867	10,939
AXA Asia Pacific Holdings Ltd.	1,676	5,957
AXA SA	30,597	646,735
China Life Insurance Co., Ltd. "H"	238,200	1,057,294
Chubb Corp.	11,792	544,555
Cincinnati Financial Corp.	20,907	504,904
CNA Financial Corp.	2,200	37,510
Crawford & Co. "B"*	2,000	9,700
EMC Insurance Group, Inc.	900	21,771
Endurance Specialty Holdings Ltd.	24,300	810,891
Fidelity National Financial, Inc. "A"	40,469	580,730
First American Corp.	18,014	532,314
Great-West Lifeco, Inc.	500	12,021
Hallmark Financial Services, Inc.*	7,400	48,544
Hannover Rueckversicherung AG (Registered)*	234	9,522
HCC Insurance Holdings, Inc.	19,305	484,555
Insurance Australia Group Ltd.	3,370	10,344

Legal & General Group PLC	6,916	7,446
Loews Corp.	35,400	1,062,708
Maiden Holdings Ltd.	20,400	155,244
Manulife Financial Corp.	1,500	36,426
Meadowbrook Insurance Group, Inc.	19,700	155,827
MetLife, Inc.	34,916	1,185,398
Mitsui Sumitomo Insurance Group Holdings, Inc.	600	15,408
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	213	32,208
NIPPONKOA Insurance Co., Ltd.	1,000	5,971
NYMAGIC, Inc.	2,500	43,225
Odyssey Re Holdings Corp.	19,468	899,422
PartnerRe Ltd.	7,707	528,623
Platinum Underwriters Holdings Ltd.	6,800	229,500
Power Corp. of Canada	600	16,843
Power Financial Corp.	400	11,604
Progressive Corp.*	21,500	334,970
Prudential Financial, Inc.	14,000	619,780
Prudential PLC	1,794	13,433
QBE Insurance Group Ltd.	1,226	19,995
Sampo Oyj "A"	10,266	214,361
SCOR SE	488	11,716
Sompo Japan Insurance, Inc.	2,000	13,273
Stewart Information Services Corp.	1,600	22,032
Suncorp-Metway Ltd.	1,450	8,610
Swiss Life Holding AG (Registered)*	62	6,214
Swiss Re (Registered)	602	23,096
T&D Holdings, Inc.	300	8,814
Tokio Marine Holdings, Inc.	1,100	31,968
Topdanmark AS*	246	33,618
Trygvesta AS	406	27,353
Validus Holdings Ltd. (a)	9,600	217,920
Vienna Insurance Group	1,152	53,199
Zurich Financial Services AG	267	52,468

		17,789,312
Real Estate Investment Trusts 0.6%
AMB Property Corp. (REIT)	4,300	85,183
Annaly Capital Management, Inc. (REIT)	26,900	453,265
Apartment Investment & Management Co. "A" (REIT)	7,779	72,967
AvalonBay Communities, Inc. (REIT) (a)	4,016	233,731
BioMed Realty Trust, Inc. (REIT)	18,200	212,576
Boston Properties, Inc. (REIT)	4,600	243,340
Cogdell Spencer, Inc. (REIT)	12,700	56,896
Colonial Properties Trust (REIT)	17,400	138,852
Cousins Properties, Inc. (REIT)	7,612	65,615
Developers Diversified Realty Corp. (REIT)	33,700	189,057
Digital Realty Trust, Inc. (REIT)	4,100	166,255
Entertainment Properties Trust (REIT)	7,700	210,287
Equity Residential (REIT)	8,400	201,600
First Industrial Realty Trust, Inc. (REIT)	27,600	117,024
Glimcher Realty Trust (REIT)	11,600	39,208
HCP, Inc. (REIT)	4,200	108,192
Healthcare Realty Trust, Inc. (REIT)	8,000	155,280
Home Properties, Inc. (REIT)	5,500	196,350
Hospitality Properties Trust (REIT)	7,100	112,109
Host Hotels & Resorts, Inc. (REIT)	25,200	228,816

iStar Financial, Inc. (REIT)*	10,800	26,244
Kilroy Realty Corp. (REIT)	8,200	193,520
Kimco Realty Corp. (REIT)	11,400	112,176
LaSalle Hotel Properties (REIT)	11,600	172,956
Lexington Realty Trust (REIT)	21,466	91,874
Link (REIT)	8,000	18,168
Mid-America Apartment Communities, Inc. (REIT)	5,200	206,284
National Retail Properties, Inc. (REIT)	7,800	153,738
Parkway Properties, Inc. (REIT)	8,200	116,194
Pennsylvania Real Estate Investment Trust (REIT) (a)	22,100	116,909
ProLogis (REIT)	9,900	87,021
Public Storage (REIT)	4,300	312,051
Rayonier, Inc. (REIT)	7,000	272,930
Realty Income Corp. (REIT)	1,900	44,802
Redwood Trust, Inc. (REIT)	13,400	217,750
Sunstone Hotel Investors, Inc. (REIT)	17,399	96,738
Unibail-Rodamco (REIT)	195	34,075
Vornado Realty Trust (REIT)	9,792	499,588
Washington Real Estate Investment Trust (REIT)	9,600	245,664
Wereldhave NV (REIT)	152	12,288
Westfield Group (REIT)	2,826	26,779

		6,344,352
Real Estate Management & Development 0.2%
AEON Mall Co., Ltd.	15,000	317,041
Brookfield Asset Management, Inc. "A"	1,000	21,007
CapitaLand Ltd.	9,000	23,889
Cheung Kong (Holdings) Ltd.	2,000	25,806
Hang Lung Properties Ltd.	7,000	25,877
Henderson Land Development Co., Ltd.	4,000	26,503
IMMOEAST AG*	192,409	532,026
Lend Lease Corp., Ltd.	911	5,905
Midland Holdings Ltd.	520,000	418,010
Mitsubishi Estate Co., Ltd.	2,000	33,332
Mitsui Fudosan Co., Ltd.	2,000	36,777
Soho China	749,500	476,776
Sumitomo Realty & Development Co., Ltd.	18,000	370,938
Sun Hung Kai Properties Ltd.	3,000	45,484
Swire Pacific Ltd. "A"	3,000	33,600
The St. Joe Co.*	2,700	76,032
Wharf Holdings Ltd.	5,000	23,548

		2,492,551
Thrifts & Mortgage Finance 0.1%
First Financial Holdings, Inc.	5,200	74,464
NASB Financial, Inc.	800	21,488
New York Community Bancorp., Inc.	45,280	495,363
People's United Financial, Inc.	47,594	773,403

		1,364,718
Health Care 8.1%
Biotechnology 1.3%
Actelion Ltd. (Registered)*	692	38,173
Amgen, Inc.* (a)	33,500	2,087,385
BioMarin Pharmaceutical, Inc.*	9,400	154,254
Celgene Corp.*	60,800	3,463,168
CSL Ltd.	8,081	206,473

Cubist Pharmaceuticals, Inc.*	19,500	387,465
Enzon Pharmaceuticals, Inc.* (a)	54,900	446,337
Gilead Sciences, Inc.*	106,320	5,202,238
Grifols SA	55,457	1,009,772
Intercell AG* (a)	28,239	1,035,607
Medivation, Inc.*	2,500	61,875
Metabolix, Inc.*	12,100	112,046
Myriad Genetics, Inc.*	19,500	534,690
NPS Pharmaceuticals, Inc.*	23,800	92,582
PDL BioPharma, Inc.	58,100	478,163

		15,310,228
Health Care Equipment & Supplies 0.9%
American Medical Systems Holdings, Inc.*	29,800	455,642
Baxter International, Inc.	47,580	2,682,085
Becton, Dickinson & Co.	20,235	1,318,310
bioMerieux	251	24,427
Cochlear Ltd.	838	38,996
Coloplast AS "B"	863	63,263
Edwards Lifesciences Corp.*	28,500	1,864,185
Essilor International SA	2,535	140,551
ev3, Inc.*	2,600	31,902
Nobel Biocare Holding AG (Registered)	7,178	170,475
NxStage Medical, Inc.*	34,800	192,792
Olympus Corp.	2,000	57,490
Smith & Nephew PLC	7,106	56,443
Somanetics Corp.*	22,600	317,078
Sonova Holding AG (Registered)	186	16,404
St. Jude Medical, Inc.*	40,500	1,527,255
Synthes, Inc.	309	34,727
Terumo Corp.	1,900	96,581
Thoratec Corp.*	23,800	598,332
William Demant Holding AS*	1,004	59,763

		9,746,701
Health Care Providers & Services 2.3%
Aetna, Inc.	84,000	2,265,480
Alfresa Holdings Corp.	600	30,436
Amedisys, Inc.*	12,900	576,759
AMERIGROUP Corp.*	18,800	463,984
AmerisourceBergen Corp.	70,700	1,394,204
Centene Corp.*	25,100	484,681
CorVel Corp.*	5,700	139,194
Coventry Health Care, Inc.*	160,800	3,698,400
Diagnosticos da America*	19,100	409,487
Emergency Medical Services Corp. "A"*	11,600	454,024
Express Scripts, Inc.*	44,300	3,102,772
Fresenius Medical Care AG & Co. KGaA	52,126	2,393,790
Gentiva Health Services, Inc.*	20,200	429,856
Healthspring, Inc.*	39,900	503,937
Humana, Inc.*	11,400	374,490
Laboratory Corp. of America Holdings* (a)	17,400	1,169,106
LHC Group, Inc.*	17,100	501,885
Magellan Health Services, Inc.*	16,000	517,760
McKesson Corp.	50,096	2,562,410
Medco Health Solutions, Inc.*	74,627	3,944,783
Mediceo Paltac Holdings Co., Ltd.	1,400	17,503

Owens & Minor, Inc.	8,900	394,270
Providence Service Corp.*	10,800	113,940
RehabCare Group, Inc.*	19,400	466,764
Sonic Healthcare Ltd.	4,249	41,578
Suzuken Co., Ltd.	600	18,103
Triple-S Management Corp. "B"*	4,900	83,741
UnitedHealth Group, Inc.	6,500	182,390
WellPoint, Inc.*	3,100	163,184

		26,898,911
Health Care Technology 0.0%
So-net M3, Inc.	65	230,806
Life Sciences Tools & Services 0.3%
Accelrys, Inc.*	18,100	108,600
Albany Molecular Research, Inc.*	20,500	195,365
Cambrex Corp.*	12,000	54,960
ICON PLC (ADR)	25,200	592,200
Life Technologies Corp.*	10,900	496,277
Lonza Group AG (Registered)*	286	28,342
QIAGEN NV*	32,100	612,621
Thermo Fisher Scientific, Inc.*	31,302	1,417,354

		3,505,719
Pharmaceuticals 3.3%
Abbott Laboratories	121,833	5,481,267
Allergan, Inc.	13,200	705,276
Astellas Pharma, Inc.	4,600	175,493
AstraZeneca PLC	9,644	451,558
Bayer AG	14,998	920,478
Bristol-Myers Squibb Co.	55,377	1,203,896
Caraco Pharmaceutical Laboratories Ltd.*	32,200	100,786
Chugai Pharmaceutical Co., Ltd.	2,000	36,671
Daiichi Sankyo Co., Ltd.	7,300	132,692
Dainippon Sumitomo Pharma Co., Ltd.	2,800	26,040
Eisai Co., Ltd.	2,900	103,281
Eli Lilly & Co.	119,600	4,172,844
Flamel Technologies SA (ADR)*	54,400	432,480
GlaxoSmithKline PLC	31,372	602,138
H. Lundbeck AS	2,343	45,405
Hi-Tech Pharmacal Co., Inc.*	24,100	377,165
Hisamitsu Pharmaceutical Co., Inc.	600	20,735
Ipsen SA	486	22,381
Johnson & Johnson	77,466	4,716,905
Kyowa Hakko Kirin Co., Ltd.	2,000	23,038
Matrixx Initiatives, Inc.*	22,900	129,156
Merck & Co., Inc.	116,010	3,481,460
Merck KGaA	315	29,318
MiddleBrook Pharmaceuticals, Inc.*	161,400	234,030
Mitsubishi Tanabe Pharma Corp.	2,000	23,820
Mylan, Inc.* (a)	56,666	747,425
Novartis AG (Registered)	24,823	1,136,797
Noven Pharmaceuticals, Inc.*	27,100	446,608
Novo Nordisk AS "B"	17,132	1,008,305
Ono Pharmaceutical Co., Ltd.	900	40,042
Par Pharmaceutical Companies, Inc.*	27,900	452,259
Pfizer, Inc. (a)	249,000	3,966,570

Roche Holding AG (Genusschein)	3,405	536,885
Sanofi-Aventis	13,775	902,356
Santen Pharmaceutical Co., Ltd.	1,100	34,351
Shionogi & Co., Ltd.	3,000	62,108
Shire PLC	3,953	58,637
Taisho Pharmaceutical Co., Ltd.	1,000	19,297
Takeda Pharmaceutical Co., Ltd.	7,500	303,567
Teva Pharmaceutical Industries Ltd. (ADR)	44,753	2,387,125
Tsumura & Co.	900	29,104
Wyeth	42,188	1,963,851

		37,743,600
Industrials 5.7%
Aerospace & Defense 2.0%
American Science & Engineering, Inc.	6,800	474,300
BAE Systems PLC	12,694	65,098
BE Aerospace, Inc.*	19,100	308,656
Bombardier, Inc. "B"	4,700	16,666
CAE, Inc.	53,100	352,439
Cubic Corp.	11,800	462,088
DynCorp International, Inc. "A"*	22,100	448,851
Finmeccanica SpA	5,719	86,730
General Dynamics Corp.	33,500	1,855,565
Honeywell International, Inc.	56,254	1,952,014
ITT Corp.	12,500	617,500
Lockheed Martin Corp.	40,700	3,042,732
Northrop Grumman Corp.	83,800	3,735,804
Precision Castparts Corp.	5,100	407,031
Raytheon Co.	68,700	3,225,465
Rockwell Collins, Inc.	41,800	1,763,960
Rolls-Royce Group PLC*	6,433	44,515
Singapore Technologies Engineering Ltd.	12,000	21,930
United Technologies Corp.	75,397	4,106,875

		22,988,219
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	1,211	19,168
TNT NV	3,411	81,020
Toll Holdings Ltd.	7,848	44,567
United Parcel Service, Inc. "B"	8,800	472,824
Yamato Holdings Co., Ltd.	2,000	29,739

		647,318
Airlines 0.1%
Air France-KLM*	357	4,493
Allegiant Travel Co.* (a)	2,600	112,606
Cathay Pacific Airways Ltd.	19,000	29,419
Deutsche Lufthansa AG (Registered)	905	12,228
Hawaiian Holdings, Inc.*	70,400	449,856
Ryanair Holdings PLC (ADR)*	12,900	365,199
Singapore Airlines Ltd.	3,000	28,142

		1,001,943
Building Products 0.1%
AAON, Inc.	19,600	384,356
Apogee Enterprises, Inc.	13,900	202,662
Armstrong World Industries, Inc.*	4,000	98,400
Asahi Glass Co., Ltd.	2,000	17,374

Assa Abloy AB "B"	1,200	19,789
Compagnie de Saint-Gobain	18,015	730,504
Daikin Industries Ltd.	400	14,542
Geberit AG (Registered)*	186	25,951
Wienerberger AG*	18,186	303,010

		1,796,588
Commercial Services & Supplies 0.5%
Babcock International Group PLC	71,179	559,726
Brambles Ltd.	13,736	68,814
Consolidated Graphics, Inc.*	15,400	281,820
Dai Nippon Printing Co., Ltd.	1,000	14,647
Daiseki Co., Ltd.	6,200	135,630
Deluxe Corp.	29,200	456,980
G4S PLC	8,103	28,899
Healthcare Services Group, Inc.	10,000	186,700
R.R. Donnelley & Sons Co.	157,700	2,192,030
Ritchie Bros. Auctioneers, Inc.	900	21,555
Schawk, Inc.	19,400	140,456
Secom Co., Ltd.	300	12,840
Serco Group PLC	64,481	434,619
Standard Register Co.	20,100	71,154
Stericycle, Inc.*	33,500	1,715,200
Tetra Tech, Inc.*	5,000	150,600
Toppan Printing Co., Ltd.	1,000	10,209

		6,481,879
Construction & Engineering 0.4%
ACS, Actividades de Construccion y Servicios SA	1,263	67,308
Aecom Technology Corp.*	24,900	806,760
Chicago Bridge & Iron Co. NV (NY Registered Shares)	19,100	266,445
Dycom Industries, Inc.*	38,700	492,651
EMCOR Group, Inc.*	14,500	349,740
Fluor Corp.	15,600	823,680
Granite Construction, Inc.	12,300	416,724
Grupo Ferrovial SA	964	33,113
JGC Corp.	1,000	17,332
Koninklijke Boskalis Westminster NV	888	22,206
Leighton Holdings Ltd.	851	21,480
Shaw Group, Inc.*	5,400	158,976
Skanska AB "B"	1,600	22,450
SNC-Lavalin Group, Inc.	800	33,760
URS Corp.*	18,900	956,340
Vinci SA	534	27,179

		4,516,144
Electrical Equipment 0.6%
ABB Ltd. (Registered)*	45,889	838,210
Alstom SA	7,786	534,561
AMETEK, Inc.	78,500	2,540,260
Emerson Electric Co.	62,574	2,276,442
EnerSys*	5,900	116,761
Gamesa Corp. Tecnologica SA	2,181	47,188
Mitsubishi Electric Corp.	3,000	22,003
Powell Industries, Inc.*	700	24,955
Prysmian SpA	1,806	31,069
Renewable Energy Corp. AS*	5,200	41,290

Schneider Electric SA	412	37,430
SGL Carbon SE*	10,500	345,557
Sumitomo Electric Industries Ltd.	1,500	18,689
Vestas Wind Systems AS*	1,946	137,066

		7,011,481
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	20,100	629,733
Fraser & Neave Ltd.	3,000	8,651
General Electric Co.	169,000	2,264,600
Hutchison Whampoa Ltd.	22,000	164,076
Keppel Corp., Ltd.	12,000	69,958
Koninklijke (Royal) Philips Electronics NV	8,117	185,107
NWS Holdings Ltd.	12,000	23,040
Orkla ASA	16,200	128,290
SembCorp Industries Ltd.	7,000	15,613
Siemens AG (Registered)	1,624	129,623

		3,618,691
Machinery 0.6%
AB SKF "B"	1,800	27,002
Ampco-Pittsburgh Corp.	7,600	172,748
Atlas Copco AB "A"	3,320	39,568
Atlas Copco AB "B"	1,894	20,079
Austal Ltd.	159,078	375,186
Chart Industries, Inc.*	10,200	196,452
Dover Corp.	45,375	1,543,204
FANUC Ltd.	300	24,634
Gardner Denver, Inc.*	15,800	461,202
Hitachi Construction Machinery Co., Ltd.	600	10,646
Joy Global, Inc.	14,500	539,110
Komatsu Ltd.	62,100	1,016,570
Kone Oyj "B"	3,977	135,305
Kubota Corp.	2,000	18,008
Metso Corp.	3,516	74,118
Mitsubishi Heavy Industries Ltd.	5,000	20,026
Parker Hannifin Corp.	24,900	1,102,572
Sandvik AB	2,914	27,763
Scania AB "B"	2,119	24,814
Schindler Holding AG	266	17,175
SMC Corp.	400	45,147
Timken Co.	27,800	566,564
Vallourec SA	105	13,813
Volvo AB "B"	4,715	34,467
Wartsila Oyj	2,227	79,671
Zardoya Otis SA	2,082	47,302

		6,633,146
Marine 0.0%
A P Moller-Maersk AS "A"	4	24,193
A P Moller-Maersk AS "B"	12	74,645
International Shipholding Corp.	3,500	101,535
Kuehne & Nagel International AG (Registered)	248	20,654
Mitsui O.S.K. Lines Ltd.	2,000	12,196
Nippon Yusen Kabushiki Kaisha	2,000	8,560

		241,783

Professional Services 0.2%
Adecco SA (Registered)	573	27,614
Capita Group PLC	1,502	16,748
COMSYS IT Partners, Inc.*	11,200	78,400
Experian PLC	2,421	19,978
FTI Consulting, Inc.*	10,700	582,401
Manpower, Inc.	17,800	853,510
Michael Page International PLC	102,220	515,248
Randstad Holdings NV*	992	34,358
SGS SA (Registered)	21	24,799

		2,153,056
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	14,200	1,115,978
Canadian National Railway Co.	2,600	126,446
Canadian Pacific Railway Ltd.	800	35,572
Celadon Group, Inc.*	12,700	117,475
Central Japan Railway Co.	2	12,069
ComfortDelGro Corp., Ltd.	25,000	26,926
Con-way, Inc.	14,700	669,585
CSX Corp.	11,700	469,404
Dollar Thrifty Automotive Group, Inc.*	3,400	56,270
DSV AS*	1,933	26,638
East Japan Railway Co.	500	28,692
Kintetsu Corp.	5,000	23,302
Marten Transport Ltd.*	12,400	218,736
MTR Corp., Ltd.	20,000	72,516
Norfolk Southern Corp.	62,018	2,682,278
Odakyu Electric Railway Co., Ltd.	3,000	25,934
Ryder System, Inc.	16,500	579,645
Tokyu Corp.	3,000	14,711
Union Pacific Corp.	1,400	80,528

		6,382,705
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.*	29,000	486,330
Finning International, Inc.	1,800	27,804
Itochu Corp.	2,000	14,964
Marubeni Corp.	3,000	13,855
Mitsubishi Corp.	40,300	804,935
Mitsui & Co., Ltd.	60,300	756,419
PT AKR Corporindo Tbk	1,378,500	120,835
Sumitomo Corp.	1,600	15,844
WESCO International, Inc.*	3,000	74,070

		2,315,056
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	4,101	84,930
Atlantia SpA	3,720	82,077
Koninlijke Vopak NV	6,292	377,194
Macquarie Infrastructure Group (Units)	27,584	33,451
Transurban Group (Units)	10,749	38,926

		616,578
Information Technology 9.0%
Communications Equipment 1.6%
Alcatel-Lucent*	20,518	56,734
Arris Group, Inc.*	40,000	487,200
Brocade Communications Systems, Inc.*	146,314	1,150,028

Cisco Systems, Inc.*	204,830	4,508,308
EMS Technologies, Inc.*	12,100	266,200
Harris Corp.	3,800	118,978
InterDigital, Inc.*	18,100	535,941
Nokia Oyj	9,675	128,796
Plantronics, Inc.	22,600	534,942
Polycom, Inc.*	6,900	163,875
QUALCOMM, Inc. (a)	158,970	7,346,004
Research In Motion Ltd.*	29,200	2,219,063
SeaChange International, Inc.*	6,800	62,220
Symmetricom, Inc.*	17,100	110,808
Tekelec*	18,000	331,020
Telefonaktiebolaget LM Ericsson "B"	68,211	669,254

		18,689,371
Computers & Peripherals 2.0%
Apple, Inc.* (a)	57,980	9,473,352
Compal Electronics, Inc.	351,000	344,495
EMC Corp.*	174,290	2,624,808
Fujitsu Ltd.	4,000	26,293
Hewlett-Packard Co.	93,200	4,035,560
International Business Machines Corp.	40,640	4,792,675
NEC Corp.*	13,000	45,612
Synaptics, Inc.* (a)	13,300	318,801
Toshiba Corp.	7,000	31,070
Western Digital Corp.*	54,700	1,654,675
Wincor Nixdorf AG	3,500	187,869

		23,535,210
Electronic Equipment, Instruments & Components 1.1%
Arrow Electronics, Inc.*	102,000	2,628,540
Avnet, Inc.*	119,000	2,903,600
Brightpoint, Inc.*	75,900	450,846
Checkpoint Systems, Inc.*	6,500	112,645
Cogent, Inc.*	64,000	729,600
Dai-ichi Seiko Co., Ltd.	500	14,267
Fujifilm Holdings Corp.	1,000	32,655
Hirose Electric Co., Ltd.	100	11,202
Hitachi Ltd.	7,000	23,524
Hoya Corp.	800	19,318
IBIDEN Co., Ltd.	1,000	33,289
Ingram Micro, Inc. "A"*	21,200	356,584
Inspur International Ltd.	2,725,000	467,642
Itron, Inc.*	10,500	547,785
Jabil Circuit, Inc.	71,600	655,856
Keyence Corp.	100	19,752
Kingboard Chemical Holdings Ltd.	149,500	476,468
Kyocera Corp.	300	24,159
Mercury Computer Systems, Inc.*	10,764	123,786
Multi-Fineline Electronix, Inc.*	19,000	433,010
Murata Manufacturing Co., Ltd.	400	19,614
Nidec Corp.	7,600	550,172
OMRON Corp.	2,400	38,907
RadiSys Corp.*	11,500	91,080
Rotork PLC	14,334	213,463
ScanSource, Inc.*	16,500	470,745
SYNNEX Corp.*	16,100	457,562

TDK Corp.	300	15,789
Venture Corp., Ltd.	90,000	597,228
Vishay Intertechnology, Inc.*	73,200	520,452

		13,039,540
Internet Software & Services 0.5%
Access Co., Ltd.*	47	137,635
Art Technology Group, Inc.*	38,000	144,020
EarthLink, Inc.*	58,200	491,790
eBay, Inc.*	19,500	414,375
Google, Inc. "A"*	7,490	3,318,444
Internet Initiative Japan, Inc.	153	339,227
LogMeIn, Inc.*	4,100	79,991
Meetic*	7,889	251,308
Sohu.com, Inc.*	900	55,053
United Internet AG (Registered)*	44,500	567,661
ValueClick, Inc.*	11,400	131,100
Web.com Group, Inc.*	8,300	50,962
Yahoo! Japan Corp.	28	9,188

		5,990,754
IT Services 1.0%
Accenture Ltd. "A"	92,240	3,234,857
Acxiom Corp.	39,800	384,070
Atos Origin SA*	562	25,620
Automatic Data Processing, Inc.	31,000	1,154,750
Cap Gemini SA	915	42,248
CGI Group, Inc. "A"*	2,000	20,329
CIBER, Inc.*	50,400	166,824
Computer Sciences Corp.*	18,100	871,877
Convergys Corp.*	36,100	386,631
Fidelity National Information Services, Inc.	16,300	381,746
Global Cash Access Holdings, Inc.*	28,300	254,700
iGATE Corp.	34,300	248,675
Indra Sistemas SA	2,657	61,066
ManTech International Corp. "A"*	7,800	415,740
NeuStar, Inc. "A"*	5,100	115,668
NTT Data Corp.	3	10,114
RightNow Technologies, Inc.*	2,300	27,692
SAIC, Inc.*	128,000	2,315,520
Syntel, Inc.	1,100	43,538
TNS, Inc.*	20,800	476,944
VeriFone Holdings, Inc.*	4,400	39,644
Wright Express Corp.*	18,400	520,352

		11,198,605
Office Electronics 0.1%
Canon, Inc.	24,700	921,437
Konica Minolta Holdings, Inc.	1,000	10,938
Neopost SA	285	24,271
Ricoh Co., Ltd.	4,000	52,502

		1,009,148
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC	227,426	479,629
ASML Holding NV	9,173	240,174
Broadcom Corp. "A"* (a)	98,280	2,774,444
Intel Corp.	159,100	3,062,675

Lam Research Corp.*	7,400	222,444
NVE Corp.*	1,590	85,431
NVIDIA Corp.*	66,000	853,380
ROHM Co., Ltd.	200	14,880
Semtech Corp.*	27,100	498,640
Siliconware Precision Industries Co.	293,000	393,846
Skyworks Solutions, Inc.*	45,700	552,056
STMicroelectronics NV	4,632	35,380
Tessera Technologies, Inc.*	18,400	516,856
Texas Instruments, Inc.	66,300	1,594,515
Tokyo Electron Ltd.	300	15,725
Volterra Semiconductor Corp.*	1,000	16,590
Zoran Corp.*	29,400	338,688

		11,695,353
Software 1.7%
Adobe Systems, Inc.*	43,950	1,424,859
ANSYS, Inc.*	3,900	121,914
Autonomy Corp. PLC*	6,467	126,933
Dassault Systemes SA	902	45,125
i2 Technologies, Inc.*	33,400	449,564
Interactive Intelligence, Inc.*	1,100	17,776
Intuit, Inc.*	45,500	1,351,350
Kenexa Corp.*	2,800	34,160
McAfee, Inc.*	3,300	147,114
Microsoft Corp.	355,000	8,349,600
Nintendo Co., Ltd.	3,200	865,395
Norkom Group PLC*	96,153	142,529
Oracle Corp.	154,100	3,410,233
Renaissance Learning, Inc.	5,900	57,407
S1 Corp.*	46,700	331,103
SAP AG	4,182	196,700
Software AG	3,109	232,641
SuccessFactors, Inc.*	1,700	17,935
Symantec Corp.*	62,900	939,097
The Sage Group PLC	33,540	109,476
Trend Micro, Inc.	500	17,279
Tyler Technologies, Inc.*	25,700	395,780
VanceInfo Technologies, Inc. (ADR)*	33,400	506,010
Websense, Inc.*	26,500	392,200

		19,682,180
Materials 3.4%
Chemicals 1.7%
A. Schulman, Inc.	20,900	445,379
Air Liquide SA	760	79,357
Air Products & Chemicals, Inc.	35,596	2,655,462
Airgas, Inc.	7,000	312,060
Akzo Nobel NV	2,640	144,849
Asahi Kasei Corp.	4,000	20,671
Ashland, Inc.	51,700	1,713,338
BASF SE	18,026	903,346
C. Uyemura & Co., Ltd.	900	38,996
Celanese Corp. "A"	34,800	894,360
Eastman Chemical Co.	2,000	99,320
Ecolab, Inc.	48,070	1,995,386

GenTek, Inc.*	900	21,357
Givaudan SA (Registered)	43	28,750
Incitec Pivot Ltd.	4,325	9,984
Innophos Holdings, Inc.	20,900	392,502
JSR Corp.	600	10,817
K+S AG	233	13,078
Koninklijke DSM NV	1,511	54,013
Koppers Holdings, Inc.	6,000	167,460
Kuraray Co., Ltd.	1,000	11,339
Linde AG	341	32,185
Lubrizol Corp.	6,500	376,545
Mitsubishi Chemical Holdings Corp.	3,500	15,720
Mitsui Chemicals, Inc.	2,000	7,334
Monsanto Co. (a)	40,900	3,435,600
Nitto Denko Corp.	500	16,116
Omnova Solutions, Inc.*	4,900	27,489
Potash Corp. of Saskatchewan, Inc.	601	55,965
Praxair, Inc.	26,669	2,084,982
Shin-Etsu Chemical Co., Ltd.	1,500	80,845
Showa Denko KK	5,000	9,300
Solvay SA	1,741	170,649
Spartech Corp.	21,000	262,500
Stepan Co.	6,800	304,504
Sumitomo Chemical Co., Ltd.	6,000	29,738
Syngenta AG (Registered)	644	148,608
Taiyo Nippon Sanso Corp.	4,000	38,468
Teijin Ltd.	4,000	12,682
The Mosaic Co.	36,900	1,924,335
Toray Industries, Inc.	4,000	20,037
Ube Industries Ltd.	4,000	11,583
Umicore	3,874	101,156
Yara International ASA	5,830	180,718

		19,358,883
Construction Materials 0.1%
CRH PLC	47,760	1,142,224
Holcim Ltd. (Registered)	1,277	77,553
Lafarge SA	989	71,440
Martin Marietta Materials, Inc.	2,300	197,961

		1,489,178
Containers & Packaging 0.3%
AEP Industries, Inc.*	5,200	165,932
Bway Holding Co.*	17,800	283,910
Owens-Illinois, Inc.*	22,600	767,044
Rock-Tenn Co. "A"	11,700	526,032
Sonoco Products Co.	61,366	1,624,972
Toyo Seikan Kaisha Ltd.	800	17,162

		3,385,052
Metals & Mining 1.0%
Agnico-Eagle Mines Ltd.	300	17,598
AK Steel Holding Corp.	33,300	655,011
Anglo American PLC	1,879	60,578
ArcelorMittal	33,350	1,200,227
Barrick Gold Corp.	1,600	55,876
BHP Billiton Ltd.	38,623	1,222,643

BHP Billiton PLC	3,967	103,575
Cliffs Natural Resources, Inc.	113,700	3,114,243
Commercial Metals Co.	14,600	241,484
Freeport-McMoRan Copper & Gold, Inc.	1,500	90,450
Goldcorp, Inc.	1,300	49,393
JFE Holdings, Inc.	2,200	88,581
Kinross Gold Corp.	64,866	1,274,080
Kobe Steel Ltd.	9,000	17,406
Mitsubishi Materials Corp.	4,000	10,864
Newcrest Mining Ltd.	837	21,001
Nippon Steel Corp.	24,000	96,127
Norsk Hydro ASA*	19,000	111,592
OneSteel Ltd.	3,472	8,682
Outokumpu Oyj	2,880	56,442
Randgold Resources Ltd. (ADR)	3,800	236,056
Rautaruukki Oyj	1,934	41,844
Reliance Steel & Aluminum Co.	5,500	185,405
Rio Tinto Ltd.	759	38,341
Rio Tinto PLC	16,234	674,969
Sims Metal Management Ltd.	501	11,669
SSAB AB "A"	5,156	67,522
SSAB AB "B"	2,451	29,296
Stillwater Mining Co.*	12,100	80,949
Sumitomo Metal Industries Ltd.	17,000	42,399
Sumitomo Metal Mining Co., Ltd.	2,000	30,119
Teck Resources Ltd. "B"*	1,700	44,739
ThyssenKrupp AG	1,162	35,774
Vedanta Resources PLC	477	14,056
voestalpine AG	20,400	566,112
Xstrata PLC	88,605	1,196,219
Yamana Gold, Inc.	700	6,674

		11,797,996
Paper & Forest Products 0.3%
Clearwater Paper Corp.*	7,342	294,194
Glatfelter	43,900	454,365
Holmen AB "B"	1,156	31,800
International Paper Co.	98,300	1,849,023
OJI Paper Co., Ltd.	3,000	13,030
Schweitzer-Mauduit International, Inc.	4,400	143,880
Stora Enso Oyj "R"*	13,418	85,296
Svenska Cellulosa AB "B"	13,928	179,022
UPM-Kymmene Oyj	11,702	122,590

		3,173,200
Telecommunication Services 2.4%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	329,840	8,651,703
Atlantic Tele-Network, Inc.	6,700	280,931
BCE, Inc.	40,445	933,759
Belgacom SA	12,162	435,702
BT Group PLC	32,185	68,091
Cable & Wireless PLC	10,538	25,384
Deutsche Telekom AG (ADR)	94,861	1,213,272
Deutsche Telekom AG (Registered)	96,785	1,240,149
France Telecom SA	22,154	552,897

Iliad SA	233	24,874
Koninklijke (Royal) KPN NV	40,590	610,059
Nippon Telegraph & Telephone Corp.	7,800	322,304
Singapore Telecommunications Ltd.	138,000	335,615
Swisscom AG (Registered)	1,661	545,170
Tele2 AB "B"	3,037	40,866
Telecom Italia SpA	276,800	433,186
Telecom Italia SpA (RSP)	164,127	184,922
Telefonica SA	51,414	1,279,108
Telenor ASA*	33,900	312,704
TeliaSonera AB	21,772	139,696
Telstra Corp., Ltd.	110,312	325,676
Telus Corp.	600	17,322
Telus Corp. (Non-Voting Shares)	700	19,332
Verizon Communications, Inc.	109,511	3,512,018

		21,504,740
Wireless Telecommunication Services 0.6%
American Tower Corp. "A"*	49,000	1,670,410
China Mobile Ltd.	92,500	973,929
KDDI Corp.	45	238,732
Millicom International Cellular SA (SDR)*	813	61,178
Mobistar SA	2,450	156,144
NII Holdings, Inc.*	5,500	126,610
NTT DoCoMo, Inc.	235	340,735
Rogers Communications, Inc. "B"	3,600	100,021
Softbank Corp.	12,000	255,535
StarHub Ltd.	15,000	23,347
United States Cellular Corp.*	10,600	379,692
USA Mobility, Inc.	33,900	457,650
Vodafone Group PLC	532,654	1,091,750
Vodafone Group PLC (ADR)	84,661	1,742,324

		7,618,057
Utilities 2.9%
Electric Utilities 2.1%
Allegheny Energy, Inc.	91,321	2,302,202
American Electric Power Co., Inc.	81,097	2,510,763
Chubu Electric Power Co., Inc.	5,700	137,342
Chugoku Electric Power Co., Inc.	200	4,189
CLP Holdings Ltd.	18,000	122,051
Duke Energy Corp.	108,245	1,675,633
E.ON AG	26,215	992,394
Edison International	41,200	1,331,584
EDP - Energias de Portugal SA	35,721	141,691
Electricite de France	11,985	594,034
Enel SpA	39,719	215,831
Entergy Corp.	24,719	1,985,677
Exelon Corp.	67,482	3,432,135
FirstEnergy Corp.	39,192	1,614,710
Fortis, Inc.	4,700	111,081
Fortum Oyj	48,503	1,123,384
FPL Group, Inc.	43,151	2,445,367
Hokkaido Electric Power Co., Inc.	1,900	36,926
Hokuriku Electric Power Co.	1,600	36,608
HongKong Electric Holdings Ltd.	11,500	63,212

Iberdrola SA	13,150	112,831
Kansai Electric Power Co., Inc.	6,500	145,284
Kyushu Electric Power Co., Inc.	3,200	68,988
MGE Energy, Inc.	4,200	150,654
NV Energy, Inc.	114,700	1,319,050
Scottish & Southern Energy PLC	4,572	84,545
Shikoku Electric Power Co., Inc.	1,500	44,941
Southern Co.	39,948	1,254,367
SP Ausnet	149,825	97,739
Tohoku Electric Power Co., Inc.	4,600	95,816
Tokyo Electric Power Co., Inc.	10,900	279,339

		24,530,368
Gas Utilities 0.1%
Chesapeake Utilities Corp.	3,500	116,025
Enagas	870	17,205
Gas Natural SDG SA	1,085	20,305
Hong Kong & China Gas Co., Ltd.	39,600	87,886
National Fuel Gas Co.	2,400	97,392
New Jersey Resources Corp.	13,600	524,960
Northwest Natural Gas Co.	2,000	89,280
ONEOK, Inc.	6,700	221,770
Osaka Gas Co., Ltd.	22,000	73,236
Snam Rete Gas SpA	9,690	42,435
Toho Gas Co., Ltd.	6,000	24,159
Tokyo Gas Co., Ltd.	19,000	69,675

		1,384,328
Independent Power Producers & Energy Traders 0.2%
Drax Group PLC	2,119	14,168
EDP Renovaveis SA*	3,596	36,923
Electric Power Development Co., Ltd.	1,000	29,696
Iberdrola Renovables	4,169	19,252
International Power PLC	8,058	34,358
Mirant Corp.*	13,000	234,780
NRG Energy, Inc.*	64,500	1,755,045
TransAlta Corp.	5,900	117,535

		2,241,757
Multi-Utilities 0.4%
AGL Energy Ltd.	49,213	613,273
Canadian Utilities Ltd. "A"	1,800	61,156
Centrica PLC	22,726	83,613
CH Energy Group, Inc.	6,000	296,940
Dominion Resources, Inc.	10,500	354,900
GDF Suez	2,925	111,750
National Grid PLC	8,812	82,211
PG&E Corp.	60,289	2,433,867
RWE AG	838	70,768
Suez Environnement Co.	863	16,446
United Utilities Group PLC	4,223	31,797
Veolia Environnement	1,440	49,525

		4,206,246
Water Utilities 0.1%
American Water Works Co., Inc.	35,000	689,850
California Water Service Group	11,000	416,570

Severn Trent PLC	1,502	24,300

		1,130,720

Total Common Stocks (Cost $586,387,005)		649,736,546
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	101	6,584
Volkswagen AG	195	15,284

		21,868
Consumer Staples 0.0%
Henkel AG & Co. KGaA	7,136	262,410
Health Care 0.0%
Fresenius SE	558	31,638

Total Preferred Stocks (Cost $389,771)		315,916
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0%* (Cost $17,340)	25,001	0
Rights 0.0%
Financials
Fortis, Expiration Date 7/4/2014* (Cost $0)	23,884	0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	75,400	5,439
UBI Banca - Unione di Banche Italiane ScpA, Expiration Date 6/30/2011*	2,397	2,141

		7,580
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	506	0

Total Warrants (Cost $90,210)		7,580
	Principal Amount ($) (b)	Value ($)

Corporate Bonds 8.9%
Consumer Discretionary 1.0%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	135,000	124,538
144A, 8.75%, 6/1/2019	120,000	118,200
American Achievement Corp., 144A, 8.25%, 4/1/2012	45,000	44,100
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	97,058	38,823
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014	75,000	77,250
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	105,000	81,900
8.0%, 3/15/2014	50,000	43,500
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	1,500,000	1,875,112
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	75,000	9,750
Carrols Corp., 9.0%, 1/15/2013	45,000	43,538
Cox Communications, Inc., 7.125%, 10/1/2012	1,150,000	1,277,736
CSC Holdings, Inc., 6.75%, 4/15/2012	75,000	74,625

DirecTV Holdings LLC, 7.625%, 5/15/2016		225,000	227,813
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	124,800
7.125%, 2/1/2016		95,000	92,150
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (c)		108,000	96,660
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		100,000	3,000
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		45,000	48,263
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	82,800
Group 1 Automotive, Inc., 8.25%, 8/15/2013		50,000	45,000
Hertz Corp., 8.875%, 1/1/2014		195,000	187,688
Idearc, Inc., 8.0%, 11/15/2016 **		195,000	8,531
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		60,000	45,000
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		50,000	44,000
Lamar Media Corp., Series C, 6.625%, 8/15/2015		70,000	60,200
MGM MIRAGE:
144A, 10.375%, 5/15/2014		65,000	69,713
144A, 11.125%, 11/15/2017		85,000	93,500
Norcraft Holdings LP, 9.75%, 9/1/2012		250,000	237,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	153,000
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		65,000	66,950
Quebecor Media, Inc., 7.75%, 3/15/2016		60,000	57,000
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		115,000	10,350
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		65,000	3,900
Sabre Holdings Corp., 8.35%, 3/15/2016		80,000	56,000
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014		105,000	78,750
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		75,000	48,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		310,000	79,050
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		90,000	71,100
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014		65,000	64,675
TCI Communications, Inc., 8.75%, 8/1/2015		1,638,000	1,962,784
Time Warner Cable, Inc.:
6.75%, 6/15/2039		550,000	594,969
8.25%, 2/14/2014		500,000	580,220
Time Warner, Inc., 5.875%, 11/15/2016		540,000	566,768
Travelport LLC:
5.293% ***, 9/1/2014		70,000	46,200
9.875%, 9/1/2014		15,000	12,225
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		20,000	2,600
United Components, Inc., 9.375%, 6/15/2013		15,000	10,275
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	190,000	278,931
144A, 10.375%, 2/15/2015		75,000	78,375
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	90,000	122,504
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		108,840	544
Viacom, Inc., 6.875%, 4/30/2036		700,000	735,924
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		70,000	74,200
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		430,000	430
Yum! Brands, Inc., 6.875%, 11/15/2037		1,080,000	1,140,654

			12,172,068
Consumer Staples 0.9%
Altria Group, Inc.:
9.25%, 8/6/2019		250,000	298,967
9.95%, 11/10/2038		250,000	318,531
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		1,750,000	2,043,995
ConAgra Foods, Inc., 7.0%, 4/15/2019		600,000	693,744

CVS Caremark Corp., 6.25%, 6/1/2027	2,250,000	2,394,963
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	750,000	804,487
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)	55,000	48,538
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017	40,000	40,500
Kroger Co., 6.15%, 1/15/2020	2,000,000	2,134,940
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	526,750	237,038
Safeway, Inc., 7.45%, 9/15/2027	450,000	525,276
SUPERVALU, Inc., 8.0%, 5/1/2016	120,000	119,100
Viskase Companies, Inc., 11.5%, 6/15/2011	1,425,000	1,140,000

		10,800,079
Energy 1.3%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	750,000	752,806
Atlas Energy Operating Co., LLC, 144A, 10.75%, 2/1/2018	185,000	185,925
Belden & Blake Corp., 8.75%, 7/15/2012	416,000	366,080
Bristow Group, Inc., 7.5%, 9/15/2017	95,000	88,825
Chaparral Energy, Inc., 8.5%, 12/1/2015	120,000	74,400
Chesapeake Energy Corp.:
6.25%, 1/15/2018	60,000	53,400
6.875%, 1/15/2016	290,000	272,600
7.5%, 6/15/2014	35,000	34,563
ConocoPhillips, 6.0%, 1/15/2020	700,000	777,335
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	1,500,000	1,756,027
Devon Energy Corp., 5.625%, 1/15/2014	1,250,000	1,339,285
El Paso Corp., 7.25%, 6/1/2018	90,000	87,421
Enterprise Products Operating LLP, Series L, 6.3%, 9/15/2017	680,000	731,271
Frontier Oil Corp.:
6.625%, 10/1/2011	65,000	65,325
8.5%, 9/15/2016	120,000	122,700
Hess Corp., 8.125%, 2/15/2019	750,000	897,552
KCS Energy, Inc., 7.125%, 4/1/2012	345,000	338,962
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	197,000	208,148
7.3%, 8/15/2033	1,140,000	1,208,376
Linn Energy LLC, 144A, 11.75%, 5/15/2017	120,000	121,200
Marathon Oil Corp., 7.5%, 2/15/2019	675,000	779,486
Mariner Energy, Inc.:
7.5%, 4/15/2013	75,000	71,250
8.0%, 5/15/2017	65,000	56,550
Newfield Exploration Co., 7.125%, 5/15/2018	135,000	131,288
ONEOK Partners LP, 8.625%, 3/1/2019	1,480,000	1,759,576
OPTI Canada, Inc.:
7.875%, 12/15/2014	125,000	81,875
8.25%, 12/15/2014	225,000	148,500
Petrohawk Energy Corp., 7.875%, 6/1/2015	50,000	48,500
Plains Exploration & Production Co., 7.0%, 3/15/2017	65,000	61,588
Quicksilver Resources, Inc., 7.125%, 4/1/2016	220,000	184,800
Regency Energy Partners LP:
8.375%, 12/15/2013	105,000	105,525
144A, 9.375%, 6/1/2016	125,000	127,500
Stone Energy Corp.:
6.75%, 12/15/2014	160,000	104,000
8.25%, 12/15/2011	250,000	212,500
Talisman Energy, Inc., 7.75%, 6/1/2019	268,000	313,460
Tesoro Corp., 6.5%, 6/1/2017	90,000	78,750
TransCanada PipeLines Ltd., 7.625%, 1/15/2039	530,000	673,123
Whiting Petroleum Corp.:

7.25%, 5/1/2012	160,000	160,800
7.25%, 5/1/2013	20,000	20,000
Williams Companies, Inc., 8.125%, 3/15/2012	275,000	295,089

		14,896,361
Financials 3.0%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	190,000	129,200
American Express Co., 7.0%, 3/19/2018	1,411,000	1,448,294
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	111,800	40,785
Bank of America Corp., 7.625%, 6/1/2019	3,830,000	4,154,118
Bank of New York Mellon Corp., 4.3%, 5/15/2014	620,000	642,857
Barclays Bank PLC, 5.2%, 7/10/2014	285,000	295,569
BB&T Corp., 5.2%, 12/23/2015	750,000	714,303
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **	45,000	6,638
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	105,000	105,525
Capital One Financial Corp., 7.375%, 5/23/2014	505,000	547,473
Citigroup, Inc.:
5.0%, 9/15/2014	105,000	93,974
6.125%, 5/15/2018	1,500,000	1,373,412
6.5%, 8/19/2013	40,000	40,760
8.125%, 7/15/2039	1,200,000	1,208,749
8.5%, 5/22/2019	474,000	504,673
Conproca SA de CV, REG S, 12.0%, 6/16/2010	574,785	604,961
Deutsche Telekom International Finance BV:
4.875%, 7/8/2014	230,000	238,815
6.0%, 7/8/2019	1,370,000	1,475,990
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	600,000	563,384
7.875%, 6/15/2010	135,000	133,012
9.875%, 8/10/2011	285,000	282,393
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	1,750,000	1,827,292
GMAC, Inc.:
144A, 6.875%, 9/15/2011	459,000	423,427
144A, 7.75%, 1/19/2010	680,000	669,800
Inmarsat Finance II PLC, 10.375%, 11/15/2012	95,000	99,275
iPayment, Inc., 9.75%, 5/15/2014	80,000	46,800
Jefferson-Pilot Corp., 4.75%, 1/30/2014	160,000	151,601
JPMorgan Chase & Co.:
4.65%, 6/1/2014	790,000	822,873
6.3%, 4/23/2019	1,290,000	1,401,429
MetLife, Inc.:
6.75%, 6/1/2016	405,000	435,809
7.717%, 2/15/2019	750,000	848,224
Morgan Stanley:
Series F, 6.625%, 4/1/2018	900,000	957,849
7.3%, 5/13/2019	450,000	506,907
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **	290,000	363
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	84,750
PNC Bank NA, 6.875%, 4/1/2018	1,300,000	1,403,094
Principal Financial Group, Inc., 7.875%, 5/15/2014	1,170,000	1,236,595
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	350,000	335,001
7.375%, 6/15/2019	115,000	121,861
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	75,000	75,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	17,000	17,765
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	225,000	232,741

Sprint Capital Corp.:
7.625%, 1/30/2011		75,000	75,562
8.375%, 3/15/2012		310,000	313,875
Telecom Italia Capital SA:
5.25%, 11/15/2013		800,000	825,914
6.175%, 6/18/2014		270,000	290,062
7.175%, 6/18/2019		260,000	289,638
Telefonica Emisiones SAU, 5.877%, 7/15/2019		320,000	350,943
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014		365,000	395,510
6.15%, 4/1/2018		1,500,000	1,602,849
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		235,000	1,175
UCI Holdco, Inc., 8.629% ***, 12/15/2013 (PIK)		119,799	29,950
Universal City Development Partners Ltd., 11.75%, 4/1/2010		390,000	388,050
Verizon Wireless Capital LLC, 144A, 7.375%, 11/15/2013		750,000	862,580
Virgin Media Finance PLC:
8.75%, 4/15/2014		430,000	434,300
8.75%, 4/15/2014	EUR	10,000	14,182
Wachovia Corp., Series G, 5.5%, 5/1/2013		1,790,000	1,875,861
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	250,000	356,325
144A, 10.75%, 12/1/2015		75,000	79,500

			34,489,617
Health Care 0.5%
Boston Scientific Corp., 6.0%, 6/15/2011		80,000	81,200
Community Health Systems, Inc., 8.875%, 7/15/2015		425,000	437,750
Express Scripts, Inc.:
6.25%, 6/15/2014		360,000	392,778
7.25%, 6/15/2019		110,000	126,754
HCA, Inc.:
144A, 8.5%, 4/15/2019		150,000	153,750
9.125%, 11/15/2014		115,000	118,450
9.25%, 11/15/2016		430,000	448,275
9.625%, 11/15/2016 (PIK)		131,000	136,568
HEALTHSOUTH Corp., 10.75%, 6/15/2016		60,000	62,850
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	94,525
McKesson Corp., 7.5%, 2/15/2019		625,000	731,920
Medco Health Solutions, Inc., 7.125%, 3/15/2018		974,000	1,095,551
Merck & Co., Inc.:
5.0%, 6/30/2019		454,000	471,377
5.85%, 6/30/2039		106,000	114,361
Quest Diagnostics, Inc., 6.95%, 7/1/2037		345,000	354,028
The Cooper Companies, Inc., 7.125%, 2/15/2015		150,000	141,000
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		55,000	55,825
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		100,000	100,750
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		245,000	245,000

			5,362,712
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017		60,000	54,825
ARAMARK Corp., 8.5%, 2/1/2015		30,000	30,225
BE Aerospace, Inc., 8.5%, 7/1/2018		160,000	159,200
Belden, Inc., 7.0%, 3/15/2017		75,000	66,000
Bombardier, Inc., 144A, 6.3%, 5/1/2014		100,000	92,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		25,000	24,522

Cenveo Corp., 144A, 10.5%, 8/15/2016	25,000	20,750
Congoleum Corp., 8.625%, 8/1/2008 **	572,000	171,600
Corrections Corp. of America, 7.75%, 6/1/2017	30,000	30,075
Esco Corp.:
144A, 4.504% ***, 12/15/2013	50,000	42,000
144A, 8.625%, 12/15/2013	85,000	78,200
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	60,000	52,200
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	90,000	58,500
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	65,000	57,200
7.625%, 12/1/2013	715,000	643,500
9.375%, 5/1/2012	190,000	187,150
Mobile Mini, Inc., 9.75%, 8/1/2014	90,000	87,525
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	115,000	97,750
Northrop Grumman Corp., 5.05%, 8/1/2019	360,000	369,945
Owens Corning, Inc., 9.0%, 6/15/2019	40,000	41,443
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	250,000	15,000
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	65,000	56,550
Titan International, Inc., 8.0%, 1/15/2012	265,000	243,800
TransDigm, Inc., 7.75%, 7/15/2014	45,000	44,213
United Rentals North America, Inc.:
6.5%, 2/15/2012	50,000	48,250
7.0%, 2/15/2014	210,000	173,250
144A, 10.875%, 6/15/2016	130,000	130,000
US Concrete, Inc., 8.375%, 4/1/2014	125,000	80,312
Waste Management, Inc., 6.375%, 3/11/2015	1,170,000	1,236,596

		4,393,081
Information Technology 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	105,000	68,250
L-3 Communications Corp.:
5.875%, 1/15/2015	250,000	236,875
Series B, 6.375%, 10/15/2015	115,000	110,400
MasTec, Inc., 7.625%, 2/1/2017	105,000	93,450
Oracle Corp., 5.0%, 7/8/2019	485,000	510,975
SunGard Data Systems, Inc., 10.25%, 8/15/2015	255,000	261,375
Vangent, Inc., 9.625%, 2/15/2015	80,000	71,200

		1,352,525
Materials 0.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	45,000	31,838
ARCO Chemical Co., 9.8%, 2/1/2020 **	635,000	168,275
Cascades, Inc., 7.25%, 2/15/2013	46,000	41,975
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013	90,000	69,750
CPG International I, Inc., 10.5%, 7/1/2013	195,000	138,450
Crown Americas LLC, 144A, 7.625%, 5/15/2017	30,000	30,525
Domtar Corp., 10.75%, 6/1/2017	70,000	71,050
Dow Chemical Co., 8.55%, 5/15/2019	75,000	82,282
Exopack Holding Corp., 11.25%, 2/1/2014	255,000	226,950
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	205,000	216,787
8.375%, 4/1/2017	400,000	424,000
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)	618,980	402,337
10.0%, 3/31/2015	613,760	398,944
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	50,000	48,750
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017	85,000	84,575

Hexcel Corp., 6.75%, 2/1/2015		305,000	287,462
Innophos, Inc., 8.875%, 8/15/2014		35,000	33,250
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		225,000	208,125
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		40,000	19,600
NewMarket Corp., 7.125%, 12/15/2016		195,000	181,350
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016		160,000	158,400
Pliant Corp., 11.85%, 6/15/2009 **		10	7
Radnor Holdings Corp., 11.0%, 3/15/2010 **		120,000	156
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		80,000	80,000
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014		75,000	83,438
144A, 10.25%, 5/15/2016		75,000	84,938
144A, 10.75%, 5/15/2019		185,000	215,294
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		160,000	149,600
The Mosaic Co., 144A, 7.375%, 12/1/2014		135,000	143,909
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		135,000	115,088

			4,197,105
Telecommunication Services 0.4%
AT&T Mobility LLC, 6.5%, 12/15/2011		1,125,000	1,224,019
BCM Ireland Preferred Equity Ltd., 144A, 8.281% ***, 2/15/2017 (PIK)	EUR	243,168	85,421
Centennial Communications Corp.:
10.0%, 1/1/2013		55,000	56,650
10.125%, 6/15/2013		120,000	122,700
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		220,000	213,675
8.375%, 1/15/2014		85,000	84,150
Cricket Communications, Inc.:
9.375%, 11/1/2014		180,000	182,700
10.0%, 7/15/2015		155,000	160,037
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		48,802	27,817
Hellas Telecommunications Luxembourg V, 144A, 4.496% ***, 10/15/2012	EUR	100,000	100,484
Intelsat Corp.:
9.25%, 8/15/2014		30,000	30,375
9.25%, 6/15/2016		415,000	419,150
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		190,000	191,900
iPCS, Inc., 3.153% ***, 5/1/2013		35,000	29,225
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		185,000	191,475
Millicom International Cellular SA, 10.0%, 12/1/2013		270,000	280,800
Qwest Corp.:
7.875%, 9/1/2011		210,000	214,200
8.875%, 3/15/2012		45,000	46,688
Stratos Global Corp., 9.875%, 2/15/2013		55,000	55,550
Telesat Canada, 144A, 11.0%, 11/1/2015		710,000	734,850
Verizon Communications, Inc., 6.35%, 4/1/2019		100,000	112,673
Windstream Corp.:
7.0%, 3/15/2019		90,000	83,700
8.625%, 8/1/2016		15,000	15,225

			4,663,464

Utilities 0.9%
AES Corp.:
8.0%, 10/15/2017		110,000	107,800
8.0%, 6/1/2020		95,000	90,725
144A, 8.75%, 5/15/2013		546,000	556,920
Alabama Power Co., 6.0%, 3/1/2039		740,000	808,898

Appalachian Power Co., 7.0%, 4/1/2038	2,250,000	2,435,992
CP&L, Inc., 5.3%, 1/15/2019	1,500,000	1,597,282
DPL, Inc., 6.875%, 9/1/2011	1,500,000	1,574,851
DTE Energy Co., 7.625%, 5/15/2014	305,000	325,167
Energy Future Holdings Corp., 10.875%, 11/1/2017	115,000	99,763
Knight, Inc., 6.5%, 9/1/2012	45,000	45,450
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	132,113
Mirant North America LLC, 7.375%, 12/31/2013	60,000	59,250
NRG Energy, Inc.:
7.25%, 2/1/2014	180,000	176,850
7.375%, 2/1/2016	165,000	159,638
7.375%, 1/15/2017	260,000	250,900
NV Energy, Inc.:
6.75%, 8/15/2017	180,000	166,642
8.625%, 3/15/2014	31,000	31,470
Pepco Holdings, Inc., 6.125%, 6/1/2017	1,350,000	1,343,571
Sempra Energy, 6.5%, 6/1/2016	625,000	686,100
Southern Co., 4.15%, 5/15/2014	281,000	288,847
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	125,000	98,125

		11,036,354

Total Corporate Bonds (Cost $102,019,761)		103,363,366
Asset-Backed 0.3%
Automobile Receivables
Capital Auto Receivables Asset Trust, “B”, Series 2006-1, 5.26%, 10/15/2010	1,643,000	1,651,735
Ford Credit Auto Owner Trust, “B”, Series 2007-B, 5.69%, 11/15/2012	1,517,000	1,456,815

Total Asset-Backed (Cost $3,159,471)		3,108,550
Mortgage-Backed Securities Pass-Throughs 9.0%
Federal Home Loan Bank, 6.0%, 11/1/2021	934,285	992,416
Federal Home Loan Mortgage Corp., 6.5%, 10/1/2038	8,558,093	9,186,913
Federal National Mortgage Association:
4.5%, with various maturities from 12/1/2019 until 11/1/2028 (d)	10,845,219	11,096,403
5.0%, with various maturities from 5/1/2019 until 2/1/2038 (d)	27,519,151	28,388,759
5.5%, with various maturities from 2/1/2037 until 4/1/2038	18,088,427	18,773,887
6.0%, with various maturities from 3/1/2036 until 8/1/2037	25,193,063	26,526,272
6.5%, with various maturities from 4/1/2017 until 9/1/2038	8,357,678	8,996,933
8.0%, 9/1/2015	455,934	496,398
Government National Mortgage Association, 6.5%, 8/20/2034	289,484	309,804

Total Mortgage-Backed Securities Pass-Throughs (Cost $102,643,051)		104,767,785
Commercial Mortgage-Backed Securities 1.2%
Banc of America Commercial Mortgage, Inc.:
“A4”, Series 2007-3, 5.837% ***, 6/10/2049	1,350,000	1,023,262
“A4”, Series 2007-4, 5.935% ***, 2/10/2051	2,000,000	1,706,068
Greenwich Capital Commercial Funding Corp.:
“A4”, Series 2007-GG9, 5.444%, 3/10/2039	2,649,000	2,250,690
“A4”, Series 2007-GG11, 5.736%, 12/10/2049	5,350,000	4,634,644
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, Series 2007-LD12, 5.882%, 2/15/2051	2,300,000	1,815,496
LB-UBS Commercial Mortgage Trust, “A4”, Series 2007-C6, 5.858%, 7/15/2040	3,000,000	2,321,563

Total Commercial Mortgage-Backed Securities (Cost $13,274,661)		13,751,723

Government & Agency Obligations 12.4%
Other Government Related 2.3%
Bank of America Corp., Series L, FDIC Guaranteed, 2.1%, 4/30/2012		4,500,000	4,526,307
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012		3,000,000	3,013,938
General Electric Capital Corp., Series G, FDIC Guaranteed, 2.2%, 6/8/2012		12,000,000	12,102,612
PNC Funding Corp., FDIC Guaranteed, 2.3%, 6/22/2012		7,000,000	7,079,912

			26,722,769
Sovereign Bonds 3.4%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	748,560	1,113,120
Government of Canada, 4.0%, 12/1/2031	CAD	1,581,149	2,068,623
Government of France:
1.0%, 7/25/2017	EUR	935,378	1,291,452
1.6%, 7/25/2011	EUR	2,669,928	3,877,103
2.25%, 7/25/2020	EUR	950,642	1,431,802
3.15%, 7/25/2032	EUR	2,279,740	3,956,557
Government of Japan, 1.1%, 9/10/2016	JPY	240,960,000	2,345,556
Government of Sweden, 3.5%, 12/1/2015	SEK	9,500,000	1,745,954
Republic of Italy, 2.1%, 9/15/2017	EUR	3,986,054	5,760,916
Republic of Poland, 6.375%, 7/15/2019		385,000	398,783
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	757,433	1,366,436
1.25%, 11/22/2032	GBP	834,832	1,464,552
1.875%, 11/22/2022	GBP	1,360,404	2,411,449
2.0%, 1/26/2035	GBP	912,000	2,340,401
2.5%, 8/16/2013	GBP	1,145,000	4,768,466
2.5%, 7/26/2016	GBP	398,000	1,843,466
2.5%, 4/16/2020	GBP	341,000	1,614,450

			39,799,086
US Treasury Obligations 6.7%
US Treasury Bills:
0.15% ****, 9/17/2009 (e)		13,846,000	13,843,231
0.16% ****, 8/27/2009 (e)		58,000	57,995
US Treasury Bond, 3.5%, 2/15/2039		3,000,000	2,592,660
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		1,979,580	2,018,554
3.625%, 4/15/2028		1,679,409	2,019,488
3.875%, 4/15/2029		1,602,536	2,004,172
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		659,616	667,243
2.0%, 1/15/2014		885,319	902,749
2.0%, 1/15/2016		1,724,885	1,751,837
2.375%, 4/15/2011		3,641,375	3,746,065
2.375%, 1/15/2017		3,817,296	3,986,689
2.5%, 7/15/2016		1,794,751	1,883,928
US Treasury Notes:
0.875%, 3/31/2011		12,500,000	12,486,325
3.125%, 5/15/2019		10,000,000	9,690,600
4.5%, 11/15/2015		18,000,000	19,586,250

			77,237,786

Total Government & Agency Obligations (Cost $139,362,536)			143,759,641
Loan Participations and Assignments 0.1%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, Prime plus 6.25%, 10.0%, 6/1/2010 **		233,333	0
Buffets, Inc.:

Term Loan 2, (PIK), 4/30/2009 **	8,643	1,080
Term Loan 3, (PIK), 4/30/2009 **	861	108
Term Loan, (PIK), 11/1/2013 **	5,659	707
Letter of Credit, (PIK), 5/1/2013 **	14,956	1,870
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848%, 5/1/2013	607	76
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013	9,361	1,170
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.79%, 6/20/2013	59,394	49,445
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.54%, 12/31/2014	100,000	43,500
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 2.598%, 3/26/2014	2,939	2,052
Term Loan, LIBOR plus 2.0%, 2.598%, 3/26/2014	49,798	34,773
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 2.875%, 5/6/2013	246,330	185,055
Term Loan C2, LIBOR plus 2.25%, 2.875%, 5/6/2013	32,528	24,436
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738%, 6/13/2014 (PIK)	243,279	195,231
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741%, 9/30/2014	78,657	62,720
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.785%, 1/31/2014	55,000	45,192
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.802%, 10/10/2014	293,015	227,607
Term Loan B3, LIBOR plus 3.5%, 3.802%, 10/10/2014	667,606	516,487
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014 **	216,681	90,092

Total Loan Participations and Assignments (Cost $2,265,713)		1,481,601
Municipal Bonds and Notes 0.1%
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040 (Cost $500,000)	500,000	587,380
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (f)	889,000	598,981
Xerox Capital Trust I, 8.0%, 2/1/2027	80,000	67,126

		666,107
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029	506,000	275,770

Total Preferred Securities (Cost $1,302,599)		941,877
	Shares	Value ($)

Exchange-Traded Funds 5.9%
iShares Barclays Aggregate Bond Fund	298,793	30,805,558
iShares MSCI Japan Index Fund	166,716	1,645,487
Vanguard Emerging Markets	1,007,447	35,552,805

Total Exchange-Traded Funds (Cost $52,698,453)		68,003,850
Closed-End-Investment Company 0.0%
Apollo Investment Corp. (Cost $167,010)	33,400	237,808
Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.39% (g) (h) (Cost $34,659,575)	34,659,575	34,659,575
Cash Equivalents 7.0%
Cash Management QP Trust, 0.27% (g) (Cost $81,059,240)	81,059,240	81,059,240

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,119,996,396) †					104.0	1,205,782,438
Other Assets and Liabilities, Net (a)					(4.0)	(46,816,714)

Net Assets					100.0	1,158,965,724

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*						Non-income producing security.
**						Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	10.0%	6/1/2010	233,333	USD	233,333	0
ARCO Chemical Co.	9.8%	2/1/2020	635,000	USD	574,897	168,275
Buffalo Thunder Development Authority	9.375%	12/15/2014	45,000	USD	45,000	6,638
Buffets, Inc., (PIK)	-	4/30/2009	8,643	USD	10,231	1,080
Buffets, Inc., (PIK)	-	4/30/2009	861	USD	1,050	108
Buffets, Inc., (PIK)	-	11/1/2013	5,659	USD	5,659	707
Buffets, Inc., (PIK)	-	5/1/2013	14,956	USD	13,770	1,870
CanWest MediaWorks LP	9.25%	8/1/2015	75,000	USD	75,000	9,750
Congoleum Corp.	8.625%	8/1/2008	572,000	USD	573,205	171,600
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	100,000	USD	100,000	3,000
Grupo Iusacell Celular SA de CV	10.0%	7/15/2015	48,802	USD	46,440	27,817
Idearc, Inc.	8.0%	11/15/2016	195,000	USD	191,838	8,531
New ASAT (Finance) Ltd.	9.25%	2/1/2011	290,000	USD	253,681	363
Pliant Corp.	11.85%	6/15/2009	10	USD	10	7
Quebecor World, Inc.	9.75%	1/15/2015	115,000	USD	115,000	10,350
R.H. Donnelley Corp.	8.875%	10/15/2017	250,000	USD	250,000	15,000
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	79,038	156
Reader’s Digest Association, Inc.	9.0%	2/15/2017	65,000	USD	58,569	3,900
Tribune Co.	5.25%	6/4/2014	216,681	USD	216,545	90,092
Tropicana Entertainment LLC	9.625%	12/15/2014	235,000	USD	172,931	1,175
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	USD	19,175	2,600
Young Broadcasting, Inc.	8.75%	1/15/2014	430,000	USD	367,438	430
					3,402,810	523,449

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

****						Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $1,141,822,854. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $63,959,584. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $122,598,806 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $58,639,222.

(a)

All or a portion of these securities were on loan amounting to $33,423,728. In addition, included in other assets and liabilities, net is a pending sale, amounting to $281,480, that is also on loan. The value of all securities loaned at July 31, 2009 amounted to $33,705,208 which is 2.9% of net assets.

(b)						Principal amount stated in US dollars unless otherwise noted.
(c)						Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(d)						When-issued or delayed delivery security included.

(e) At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f) Date shown is call date; not a maturity date for the perpetual preferred securities.
(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
FDR: Fiduciary Depositary Receipt
LIBOR: Represents the London InterBank Offered Rate.
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares
Prime: Interest rate charged by banks to their most credit worth customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	9/15/2009	164	14,135,520	14,163,717	28,197
10 Year US Treasury Note	9/21/2009	452	52,740,437	53,011,125	270,688
AEX Index	8/21/2009	16	1,143,498	1,288,014	144,516
ASX SPI 200 Index	9/17/2009	70	5,886,253	6,157,416	271,163
CAC 40 10 Euro Index	8/21/2009	38	1,668,820	1,853,673	184,853
DJ Euro Stoxx 50 Index	9/18/2009	6	205,179	225,425	20,246
Federal Republic of Germany Euro-Bund	9/8/2009	11	1,905,761	1,913,379	7,618
Federal Republic of Germany Euro-Schatz	9/8/2009	708	108,721,950	109,145,547	423,597
FTSE 100 Index	9/18/2009	16	1,158,491	1,223,037	64,546
FTSE MIB Index	9/18/2009	34	4,716,801	4,992,610	275,809
Hang Seng Index	8/28/2009	55	7,165,992	7,225,534	59,542
Nikkei 225 Index	9/10/2009	1	50,029	51,775	1,746
Russell 2000 Mini Index	9/18/2009	15	820,685	833,850	13,165
S&P E-Mini 500 Index	9/18/2009	444	20,947,663	21,853,680	906,017
S&P TSE 60 Index	9/17/2009	34	3,926,032	4,120,083	194,051
Total unrealized appreciation					2,865,754

At July 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	9/21/2009	26	2,902,568	2,907,125	(4,557)
10 Year Japanese Government Bond	9/10/2009	42	60,377,336	61,305,575	(928,239)
2 Year US Treasury Note	9/30/2009	243	52,673,882	52,628,484	45,398
DAX Index	9/18/2009	65	11,508,757	12,372,667	(863,910)
DJ Euro Stoxx 50 Index	9/18/2009	40	1,380,680	1,502,835	(122,155)
IBEX 35 Index	8/21/2009	34	4,651,963	5,247,510	(595,547)
NASDAQ E-Mini 100 Index	9/18/2009	227	6,723,235	7,273,080	(549,845)
Russell 2000 Mini Index	9/18/2009	216	11,222,165	12,007,440	(785,275)
TOPIX Index	9/11/2009	8	779,498	807,820	(28,322)
United Kingdom Long Gilt Bond	9/28/2009	30	5,879,409	5,884,328	(4,919)
Total net unrealized depreciation					(3,837,371)

At July 31, 2009, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	853,812	GBP	515,000	8/6/2009	6,826
USD	1,445,678	CAD	1,686,000	8/19/2009	119,511
USD	22,997,789	AUD	29,427,000	8/19/2009	1,575,609
USD	38,730,988	CHF	42,271,000	8/19/2009	831,560
USD	4,740,188	NZD	7,586,000	8/19/2009	276,679
Total unrealized appreciation					2,810,185

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

GBP	53,000	USD	88,457	8/5/2009	(114)
JPY	12,446,000	USD	131,385	8/5/2009	(257)
USD	15,113,397	JPY	1,423,085,000	8/19/2009	(71,496)
SEK	37,210,000	USD	4,670,985	8/19/2009	(486,096)
GBP	7,392,000	USD	11,872,217	8/19/2009	(475,189)
EUR	15,527,000	USD	21,562,159	8/19/2009	(569,448)
NOK	5,751,000	USD	876,971	8/19/2009	(60,808)
EUR	663,900	USD	925,895	8/25/2009	(20,417)
EUR	17,400	USD	24,731	8/25/2009	(71)
EUR	3,500	USD	4,980	8/25/2009	(9)
EUR	900	USD	1,275	8/25/2009	(8)
EUR	300	USD	422	8/25/2009	(6)
Total unrealized depreciation					(1,683,919)

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound
JPY	Japanese Yen

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(i)
Consumer Discretionary	$ 46,507,628	$ 11,462,329	$ —	$ 57,969,957
Consumer Staples	58,203,801	9,517,654	—	67,721,455
Energy	61,012,601	9,049,582	—	70,062,183
Financials	65,056,895	22,709,096	7,580	87,773,571
Health Care	80,269,144	13,198,459	—	93,467,603
Industrials	55,167,990	11,236,597	—	66,404,587
Information Technology	95,423,662	9,416,499	—	104,840,161
Materials	29,527,815	9,676,494	—	39,204,309
Telecommunications	19,105,044	10,017,753	—	29,122,797
Utilities	27,543,293	5,950,126	—	33,493,419
Fixed Income(i)
Corporate Bonds	—	102,349,700	1,013,666	103,363,366
Asset Backed	—	3,108,550	—	3,108,550
Mortgage-Backed Securities Pass- Throughs	—	104,767,785	—	104,767,785
Commercial Mortgage-Backed Securities	—	13,751,723	—	13,751,723
Government & Agency Obligations	—	129,858,415	—	129,858,415
Loan Participations and Assignments	—	1,342,218	139,383	1,481,601
Municipal Bonds and Notes	—	587,380	—	587,380
Preferred Securities	—	941,877	—	941,877
Exchange-Traded Funds	68,003,850	—	—	68,003,850
Closed-End Investment Company	237,808	—	—	237,808
Short-Term Investments(i)	34,659,575	94,960,466	—	129,620,041
Derivatives (j)	—	2,810,185	—	2,810,185
Total	$ 640,719,106	$ 566,712,888	$ 1,160,629	$ 1,208,592,623

Liabilities
Derivatives(j)	$ (971,617)	$ (1,683,919)	$ —	$ (2,655,536)
Total	$ (971,617)	$ (1,683,919)	$ —	$ (2,655,536)
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments			Corporate Bonds	Commercial Mortgage-Backed Securities	Loan Participations and Assignments	Other Investments	Total
	Financials	Industrials	Materials
Balance as of October 31, 2008	$ 8,482	$ 0	$ 0	$ 62,759	$ 1,031,558	$ 0	$ 333,960	$ 1,436,759
Total realized gain (loss)	—	—	—	(26,100)	(162,094)	(8,870)	—	(197,064)
Change in unrealized appreciation (depreciation)	(902)	—	(90,209)	(498,435)	91,922	9,561	14,119	(473,944)
Amortization premium/discount	—	—	—	4,570	—	1,378	1,381	7,329
Net purchases (sales)	—	—	90,209	706,409	(961,386)	48,837	(349,460)	(465,391)
Net transfers in (out) of Level 3	—	—	—	764,463	—	88,477	—	852,940
Balance as of July 31, 2009	$ 7,580	$ 0	$ 0	$ 1,013,666	$ —	$ 139,383	$ —	$ 1,160,629
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$ (902)	$ 0	$(90,209)	$ (529,543)	$ —	$ 9,561	$ —	$ (434,884)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ (162,217)	$ —
Foreign Exchange Contracts	$ —	$ 1,126,266
Equity Contracts	$ (809,400)	$ —

Futures. The Fund is subject to interest rate and equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the bond market. The Fund may also invest in future contracts as part of its global tactical asset allocation overlay strategy to enhance returns. As part of this strategy, the Fund may use futures contracts to take advantage of short-term and medium-term inefficiencies and relative mispricings within the global bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also invest in forward currency contracts as part of its global tactical asset allocation overlay strategy. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009